UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Income Fund of America®

Investment portfolio

April 30, 2009
 unaudited

Common stocks — 55.32%	Shares	Value (000)

TELECOMMUNICATION SERVICES — 7.80%
Verizon Communications Inc.	45,584,600	$1,383,037
AT&T Inc.	50,834,621	1,302,383
Koninklijke KPN NV1	44,739,757	537,976
Telefónica, SA1	23,322,800	443,215
Telstra Corp. Ltd.[1]	45,368,954	109,913
Vodafone Group PLC[1]	54,650,000	100,392
Bell Aliant Regional Communications Income Fund	4,109,700	82,118
Singapore Telecommunications Ltd.[1]	40,000,000	68,839
Qwest Communications International Inc.	15,000,000	58,350
StarHub Ltd[1]	35,169,250	43,347
Telecom Italia SpA, nonvoting[1]	27,959,783	24,965
Telekomunikacja Polska SA1	2,429,000	12,761
Sprint Nextel Corp., Series 1[2]	760,501	3,316
Embarq Corp.	38,025	1,390
American Tower Corp., Class A2	42,271	1,342
XO Holdings, Inc.[2]	9,158	3
		4,173,347

INDUSTRIALS — 6.97%
Waste Management, Inc.[3]	25,385,500	677,031
United Technologies Corp.	11,270,000	550,427
United Parcel Service, Inc., Class B	7,330,000	383,652
Emerson Electric Co.	10,945,000	372,568
Schneider Electric SA1,2	4,920,509	371,336
Finmeccanica SpA[1]	11,928,933	168,296
Cooper Industries, Ltd., Class A	5,000,000	163,950
Masco Corp.	16,253,200	144,003
Atlas Copco AB, Class A1	13,000,000	121,142
Avery Dennison Corp.	4,014,245	115,370
Hubbell Inc., Class B	3,272,100	108,634
De La Rue PLC[1,3]	5,899,718	83,532
Macquarie Korea Infrastructure Fund[1,3]	21,541,078	79,846
Watsco, Inc.	1,707,900	73,354
Qantas Airways Ltd.[1]	50,541,438	72,961
Applied Industrial Technologies, Inc.[3]	2,738,790	61,623
Deutsche Post AG1	3,500,000	40,176
Österreichische Post AG1	1,372,283	40,149
R.R. Donnelley & Sons Co.	2,845,400	33,149
SembCorp Industries Ltd[1]	16,689,500	30,523
Corporate Executive Board Co.	1,364,500	23,579
Delta Air Lines, Inc.[2]	1,586,105	9,786
UAL Corp.[2]	59,995	295
		3,725,382

CONSUMER STAPLES — 6.03%
Kraft Foods Inc., Class A	24,500,821	573,319
Philip Morris International Inc.	12,530,000	453,586
Coca-Cola Co.	8,485,000	365,279
H.J. Heinz Co.	10,111,700	348,045
Hershey Co.	7,136,000	257,895
Unilever NV, depository receipts[1]	6,380,000	126,270
Unilever NV (New York registered)	5,051,750	99,974
Diageo PLC[1]	18,650,000	223,878
Clorox Co.	3,050,000	170,953
Kimberly-Clark Corp.	3,325,000	163,391
Reynolds American Inc.	3,400,000	129,132
General Mills, Inc.	2,060,000	104,421
Coca-Cola Amatil Ltd.[1]	11,162,990	74,222
SABMiller PLC[1]	3,876,000	65,043
Altria Group, Inc.	2,613,500	42,679
ConAgra Foods, Inc.	1,340,400	23,725
		3,221,812

UTILITIES — 5.78%
GDF Suez[1]	21,375,899	769,463
Entergy Corp.	4,942,600	320,132
FirstEnergy Corp.	5,766,500	235,850
Exelon Corp.	4,800,000	221,424
RWE AG1	3,075,663	221,307
E.ON AG1	6,460,000	218,370
Duke Energy Corp.	13,431,172	185,484
Hongkong Electric Holdings Ltd.[1]	26,754,000	158,008
DTE Energy Co.	5,000,000	147,850
Consolidated Edison, Inc.	2,750,000	102,108
PPL Corp.	3,300,000	98,703
Southern Co.	3,305,000	95,448
Progress Energy, Inc.	2,045,400	69,789
American Electric Power Co., Inc.	2,500,000	65,950
NiSource Inc.	4,859,596	53,407
DUET Group[1]	38,369,915	45,649
Enel SpA[1]	8,000,000	43,375
Spark Infrastructure[1]	50,400,000	37,830
		3,090,147

HEALTH CARE — 4.89%
Merck & Co., Inc.	31,425,000	761,742
Bristol-Myers Squibb Co.	33,025,500	634,090
Eli Lilly and Co.	12,890,000	424,339
Pfizer Inc	19,050,000	254,508
Alcon, Inc.	2,327,400	214,144
Novartis AG (ADR)	3,000,000	113,730
Johnson & Johnson	2,150,000	112,574
AstraZeneca PLC (United Kingdom)[1]	2,500,000	87,676
Schering-Plough Corp.	439,243	10,112
Clarent Hospital Corp.[1,2,3]	484,684	24
		2,612,939

ENERGY — 4.78%
Chevron Corp.	14,665,000	969,356
Royal Dutch Shell PLC, Class A (ADR)	5,000,000	228,400
Royal Dutch Shell PLC, Class B (ADR)	2,100,000	95,550
Royal Dutch Shell PLC, Class B1	3,297,147	75,629
TOTAL SA1	3,855,000	192,941
TOTAL SA (ADR)	3,640,000	180,981
Spectra Energy Corp	16,311,414	236,516
Diamond Offshore Drilling, Inc.	3,030,000	219,402
ConocoPhillips	4,000,000	164,000
Penn West Energy Trust	10,775,000	118,168
Occidental Petroleum Corp.	1,000,000	56,290
ARC Energy Trust	1,452,900	18,867
		2,556,100

CONSUMER DISCRETIONARY — 4.55%
McDonald’s Corp.	10,493,300	559,188
Home Depot, Inc.	20,150,000	530,348
Vivendi SA1	16,690,000	450,331
Nordstrom, Inc.	9,257,400	209,495
Tatts Group Ltd.[1]	53,500,000	107,826
Esprit Holdings Ltd.[1]	17,219,500	105,557
H & M Hennes & Mauritz AB, Class B1	2,277,000	101,977
Tupperware Brands Corp.	3,000,000	75,090
VF Corp.	1,065,000	63,123
Regal Entertainment Group, Class A	4,827,018	63,041
Limited Brands, Inc.	4,669,000	53,320
CBS Corp., Class B	7,000,000	49,280
Leggett & Platt, Inc.	1,874,000	26,911
Kesa Electricals PLC[1]	10,900,000	21,376
Ford Motor Co.[2]	2,169,728	12,975
Time Warner Cable Inc.	134,766	4,343
Adelphia Recovery Trust, Series ACC-1[2]	19,531,478	195
American Media Operations, Inc.[1,2,4]	281,006	3
		2,434,379

FINANCIALS — 3.98%
Unibail-Rodamco, non-registered shares[1]	1,693,800	251,745
People’s United Financial, Inc.	13,000,000	203,060
Equity Residential, shares of beneficial interest	6,842,800	156,632
U.S. Bancorp	8,192,000	149,258
Crédit Agricole SA1	10,000,000	145,177
JPMorgan Chase & Co.	3,494,000	115,302
First Niagara Financial Group, Inc.[3]	8,222,757	111,336
Arthur J. Gallagher & Co.	4,518,533	101,577
Macquarie Group Ltd.[1]	3,345,500	81,065
QBE Insurance Group Ltd.[1]	4,662,792	73,632
Hospitality Properties Trust[3]	6,000,000	73,440
Alexandria Real Estate Equities, Inc.[3]	2,000,000	72,960
Bank of America Corp.	8,000,000	71,440
Singapore Exchange Ltd.[1]	14,500,000	60,931
SunTrust Banks, Inc.	4,000,000	57,760
HCP, Inc.	2,442,300	53,609
Kimco Realty Corp.	4,202,000	50,508
Itaúsa — Investimentos Itaú SA, preferred nominative	11,058,500	47,659
Wells Fargo & Co.	2,200,000	44,022
Itaú Unibanco Banco Múltiplo SA (ADR)	2,783,048	38,211
HSBC Holdings PLC (Hong Kong)[1]	4,276,382	30,166
Banco Santander, SA1	2,976,200	28,120
Boardwalk Real Estate Investment Trust	1,199,000	27,474
ING Groep NV, depository receipts[1]	2,816,200	25,936
Citigroup Inc.	8,500,000	25,925
PNC Financial Services Group, Inc.	472,000	18,738
AXA SA1,2	875,000	14,593
		2,130,276

INFORMATION TECHNOLOGY — 3.89%
Intel Corp.	30,660,000	483,815
Automatic Data Processing, Inc.	9,375,000	330,000
Microchip Technology Inc.[3]	14,128,000	324,944
Microsoft Corp.	12,545,000	254,162
Paychex, Inc.	8,897,000	240,308
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,527,729	174,698
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	31,999,668	53,964
Maxim Integrated Products, Inc.	12,900,000	174,795
Lite-On Technology Corp.[1]	51,337,000	41,562
ZiLOG, Inc.[2]	455,000	1,046
		2,079,294

MATERIALS — 2.59%
E.I. du Pont de Nemours and Co.	13,940,000	388,926
Weyerhaeuser Co.[3]	10,728,000	378,269
MeadWestvaco Corp.[3]	11,500,696	180,101
Impala Platinum Holdings Ltd.[1]	6,937,112	133,973
PPG Industries, Inc.	2,837,100	124,974
Fletcher Building Ltd.[1]	19,161,500	72,291
Fletcher Building Ltd.[1]	6,300,000	23,768
International Paper Co.	5,500,000	69,630
Freeport-McMoRan Copper & Gold Inc.	300,000	12,795
		1,384,727

MISCELLANEOUS — 4.06%
Other common stocks in initial period of acquisition		2,169,197

Total common stocks (cost: $36,124,396,000)		29,577,600

Preferred stocks — 1.53%

FINANCIALS — 1.52%
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	177,055,000	160,618
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	24,355,000	17,033
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[4]	9,400,000	8,377
Mizuho Capital Investment (USD) 2 Ltd. 14.95%[4,5]	167,300,000	184,539
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,4,5]	50,000	32
Vornado Realty Trust, Series I, 6.625%	3,380,000	57,460
Bank of America Corp., Series K, 8.00% noncumulative[5]	58,129,000	33,068
Bank of America Corp., Series M, 8.125% noncumulative[5]	35,301,000	20,092
BAC Capital Trust XIV 5.63%[5]	5,000,000	1,950
JPMorgan Chase & Co., Series I, 7.90%[5]	51,330,000	39,144
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up4,5	25,000,000	19,510
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000	8,793
BNP Paribas 7.195%[4,5]	35,100,000	22,804
BNP Paribas Capital Trust 9.003% noncumulGative trust[4,5]	9,135,000	5,210
Public Storage, Inc., Series F, 6.45%	1,000,000	18,480
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	8,584
Société Générale 5.922%[4,5]	50,973,000	26,158
Woori Bank 6.208%[4,5]	45,000,000	23,546
Barclays Bank PLC 7.434%[4,5]	43,655,000	21,387
Barclays Bank PLC 6.86% callable perpetual core tier one notes[4,5]	520,000	234
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	31,710,000	16,507
Santander Finance Preferred S.A., Unipersonal, 6.50%	820,000	12,220
QBE Capital Funding II LP 6.797%[4,5]	18,715,000	12,181
PNC Preferred Funding Trust I 6.517%[4,5]	30,400,000	11,912
Citigroup Inc., Series E, 8.40%[5]	16,530,000	11,077
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	40,190,000	9,759
Standard Chartered PLC 6.409%[4,5]	15,900,000	9,154
General Motors Corp. 9.00%[4]	28,785	8,637
AXA SA, Series B, 6.379%[4,5]	21,250,000	8,494
ILFC E-Capital Trust I 5.90%[4,5]	25,300,000	4,175
ILFC E-Capital Trust II 6.25%[4,5]	18,790,000	3,100
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[5]	14,025,000	6,811
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	11,772,000	6,481
Fannie Mae, Series O, 7.00%[4,5]	3,183,287	3,502
Fannie Mae, Series S, 8.25% noncumulative	1,511,450	1,334
Fannie Mae, Series R, 7.625%	592,700	422
Royal Bank of Scotland Group PLC, Series U, 7.64%[5]	17,200,000	4,993
XL Capital Ltd., Series E, 6.50%[5]	12,750,000	3,829
Freddie Mac, Series W, 5.66%	1,912,800	885
Freddie Mac, Series Z, 8.375%	1,100,000	641
Freddie Mac, Series Y, 6.55%	717,000	287
Shinhan Bank 5.663% 2035[5]	2,075,000	1,101
Shinhan Bank 6.819% 2036[5]	400,000	225
BOI Capital Funding (No. 2) LP 5.571%[4,5]	2,500,000	500
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2,4]	2,948,000	29
		815,275

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		4,931

Total preferred stocks (cost: $1,386,877,000)		820,206

Rights & warrants — 0.02%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[2]	18,316	—
XO Holdings, Inc., Series B, warrants, expire 2010[1,2]	13,738	—
XO Holdings, Inc., Series C, warrants, expire 2010[2]	13,738	—
GT Group Telecom Inc., warrants, expire 2010[1,2,4]	15,000	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[1,2,4]	3,456	—

Rights & warrants		Value (000)

MISCELLANEOUS — 0.02%
Other rights & warrants in initial period of acquisition		11,905

Total rights & warrants (cost: $13,959,000)		11,905

	Shares or
Convertible securities — 1.99%	principal amount

HEALTH CARE — 0.63%
Schering-Plough Corp., 6.00% convertible preferred 2010	1,000,000	211,240
Mylan Inc. 6.50% convertible preferred 2010	140,000	119,280
Incyte Corp. 3.50% convertible notes 2011[4]	$15,000,000	8,175
		338,695

MATERIALS — 0.27%
Cia. Vale do Rio Doce, Class A, 5.50% convertible preferred 2010	1,000,000	33,370
Cia. Vale do Rio Doce, Series 1, 5.50% convertible preferred 2010	2,590,000	90,676
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	290,000	19,502
		143,548

CONSUMER STAPLES — 0.23%
Archer Daniels Midland Co., 6.25% convertible preferred 2011, units	2,970,000	99,555
Bunge Ltd. 5.125% convertible preferred 2010	13,300	6,384
Bunge Ltd. 4.875% convertible preferred	272,700	17,319
		123,258

INFORMATION TECHNOLOGY — 0.14%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$92,245,000	38,166
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$63,525,000	34,145
		72,311

ENERGY — 0.09%
El Paso Corp. 4.99% convertible preferred[4]	75,000	46,125

FINANCIALS — 0.05%
Bank of America Corp., Series L, 7.25% convertible preferred	50,000	28,850
Fannie Mae, Series 2004-1, 5.375% convertible preferred[1]	396	634
		29,484

INDUSTRIALS — 0.05%
UAL Corp. 4.50% convertible notes 2021	$72,600,000	27,225

CONSUMER DISCRETIONARY — 0.00%
Ford Motor Co. 4.25% convertible notes 2036	$700	—

MISCELLANEOUS — 0.53%
Other convertible securities in initial period of acquisition		283,671

Total convertible securities (cost: $1,460,937,000)		1,064,317

	Principal amount	Value
Bonds & notes — 35.07%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[6] — 7.45%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$36,750	$38,627
Fannie Mae 4.89% 2012	10,000	10,432
Fannie Mae 4.00% 2015	4,017	4,118
Fannie Mae 7.00% 2016	133	140
Fannie Mae 5.00% 2018	11,661	12,177
Fannie Mae 5.50% 2018	9,855	10,342
Fannie Mae 10.00% 2018	190	214
Fannie Mae 5.50% 2020	27,101	28,400
Fannie Mae 6.00% 2021	1,095	1,153
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	18,697	19,249
Fannie Mae 5.00% 2022	18,731	19,419
Fannie Mae 5.50% 2022	14,046	14,648
Fannie Mae 9.50% 2022	194	215
Fannie Mae 5.50% 2023	50,700	52,876
Fannie Mae 5.50% 2023	24,750	25,820
Fannie Mae 5.50% 2023	9,369	9,780
Fannie Mae 7.50% 2023	7	7
Fannie Mae 4.00% 2024	35,000	35,526
Fannie Mae 4.00% 2024	21,100	21,417
Fannie Mae 4.00% 2024	3,233	3,281
Fannie Mae 4.50% 2024	33,751	34,726
Fannie Mae 10.00% 2025	129	133
Fannie Mae, Series 2001-4, Class GA, 10.118% 2025[5]	674	769
Fannie Mae, Series 2001-4, Class NA, 11.851% 2025[5]	51	58
Fannie Mae 6.00% 2026	16,567	17,405
Fannie Mae 6.50% 2026	4,842	5,138
Fannie Mae 6.50% 2026	772	819
Fannie Mae 7.00% 2026	2,213	2,379
Fannie Mae 6.50% 2027	1,263	1,340
Fannie Mae 6.50% 2027	1,189	1,262
Fannie Mae 6.50% 2027	1,089	1,155
Fannie Mae 6.50% 2027	1,032	1,095
Fannie Mae 6.00% 2028	24,671	25,856
Fannie Mae 7.00% 2028	6,549	7,041
Fannie Mae 7.00% 2028	1,151	1,238
Fannie Mae 7.50% 2031	275	298
Fannie Mae, Series 2001-20, Class E, 9.627% 2031[5]	553	629
Fannie Mae 5.50% 2033	3,830	3,989
Fannie Mae 4.562% 2035[5]	4,307	4,418
Fannie Mae 5.00% 2035	98,713	101,813
Fannie Mae 5.50% 2035	14,030	14,590
Fannie Mae 5.50% 2035	6,496	6,768
Fannie Mae 6.50% 2035	405	432
Fannie Mae 7.00% 2035	6,961	7,493
Fannie Mae 5.50% 2036	33,361	34,656
Fannie Mae 6.00% 2036	19,021	19,923
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	7,296	7,630
Fannie Mae 6.50% 2036	13,653	14,427
Fannie Mae 5.50% 2037	88,624	92,231
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	22,089	22,852
Fannie Mae 5.50% 2037	17,257	17,960
Fannie Mae 5.626% 2037[5]	14,713	15,360
Fannie Mae 6.00% 2037	347,826	364,212
Fannie Mae 6.00% 2037	71,684	75,061
Fannie Mae 6.00% 2037	30,187	31,609
Fannie Mae 6.00% 2037	26,910	28,262
Fannie Mae 6.00% 2037	19,588	20,510
Fannie Mae 6.00% 2037[1]	18,879	19,625
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	16,745	17,489
Fannie Mae 6.00% 2037	14,744	15,482
Fannie Mae 6.00% 2037	9,998	10,499
Fannie Mae 6.00% 2037	9,464	9,909
Fannie Mae 6.00% 2037	2,166	2,258
Fannie Mae 6.50% 2037	52,242	55,201
Fannie Mae 6.50% 2037	16,463	17,578
Fannie Mae 6.50% 2037	15,381	16,319
Fannie Mae 6.50% 2037	12,499	13,261
Fannie Mae 6.50% 2037	12,539	13,249
Fannie Mae 6.50% 2037[1]	12,033	12,631
Fannie Mae 6.50% 2037	6,747	7,130
Fannie Mae 6.50% 2037	5,890	6,289
Fannie Mae 6.50% 2037	3,951	4,218
Fannie Mae 6.777% 2037[5]	1,426	1,492
Fannie Mae 7.00% 2037	31,846	34,038
Fannie Mae 7.00% 2037	29,548	31,767
Fannie Mae 7.00% 2037	12,542	13,484
Fannie Mae 7.00% 2037	12,290	13,135
Fannie Mae 7.00% 2037	9,676	10,342
Fannie Mae 7.00% 2037	9,396	10,043
Fannie Mae 7.00% 2037	8,093	8,703
Fannie Mae 7.00% 2037	7,233	7,730
Fannie Mae 7.00% 2037[1]	4,132	4,343
Fannie Mae 7.00% 2037[1]	3,566	3,748
Fannie Mae 7.00% 2037	1,867	1,996
Fannie Mae 7.00% 2037	1,137	1,222
Fannie Mae 7.50% 2037	21,330	22,801
Fannie Mae 7.50% 2037	3,822	4,086
Fannie Mae 7.50% 2037	3,107	3,321
Fannie Mae 7.50% 2037	1,600	1,710
Fannie Mae 7.50% 2037[1]	1,107	1,160
Fannie Mae 7.50% 2037[1]	747	783
Fannie Mae 8.00% 2037	1,211	1,269
Fannie Mae 8.00% 2037	1,121	1,176
Fannie Mae 4.50% 2038	13,885	14,144
Fannie Mae 5.00% 2038	26,263	27,047
Fannie Mae 5.50% 2038	94,206	97,731
Fannie Mae 6.00% 2038	28,945	30,308
Fannie Mae 6.00% 2039	99,153	103,825
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,289	1,333
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	881	950
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	622	673
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,410	1,528
Fannie Mae 6.50% 2047	5,616	5,924
Fannie Mae 6.50% 2047	5,244	5,531
Fannie Mae 6.50% 2047	5,166	5,448
Fannie Mae 6.50% 2047	3,990	4,208
Fannie Mae 6.50% 2047	3,552	3,747
Fannie Mae 6.50% 2047	2,164	2,283
Fannie Mae 6.50% 2047	1,410	1,488
Fannie Mae 6.50% 2047	1,036	1,092
Fannie Mae 7.00% 2047	5,801	6,193
Fannie Mae 7.00% 2047	3,486	3,722
Fannie Mae 7.00% 2047	3,287	3,509
Fannie Mae 7.00% 2047	2,687	2,868
Fannie Mae 7.00% 2047	1,575	1,682
Freddie Mac 8.50% 2009	2	2
Freddie Mac 8.50% 2010	11	11
Freddie Mac 5.00% 2018	7,176	7,488
Freddie Mac 5.50% 2018	3,495	3,664
Freddie Mac 11.00% 2018	123	138
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	25,531
Freddie Mac 5.50% 2019	9,452	9,906
Freddie Mac, Series 178, Class Z, 9.25% 2021	68	73
Freddie Mac, Series 2289, Class NB, 11.366% 2022[5]	121	139
Freddie Mac 5.00% 2023	26,379	27,320
Freddie Mac 5.00% 2023	25,398	26,304
Freddie Mac 5.00% 2023	21,772	22,548
Freddie Mac 5.00% 2023	14,240	14,748
Freddie Mac 5.00% 2023	7,736	8,023
Freddie Mac 5.00% 2023	4,210	4,360
Freddie Mac 6.00% 2026	4,030	4,231
Freddie Mac 6.00% 2027	7,011	7,343
Freddie Mac 4.634% 2035[5]	6,077	6,258
Freddie Mac 5.00% 2035	11,057	11,395
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,096	5,351
Freddie Mac 5.00% 2036	9,738	10,023
Freddie Mac, Series 3257, Class PA, 5.50% 2036	21,644	22,506
Freddie Mac 7.00% 2036	1,688	1,798
Freddie Mac 5.00% 2037	2,666	2,744
Freddie Mac 5.434% 2037[5]	10,522	10,962
Freddie Mac, Series 3286, Class JN, 5.50% 2037	29,240	30,228
Freddie Mac, Series 3312, Class PA, 5.50% 2037	22,298	23,055
Freddie Mac, Series 3318, Class JT, 5.50% 2037	16,371	16,929
Freddie Mac, Series 3271, Class OA, 6.00% 2037	20,741	22,066
Freddie Mac 6.50% 2037	6,871	7,288
Freddie Mac 5.00% 2038	29,716	30,579
Freddie Mac 5.93% 2038[5]	3,837	3,976
Freddie Mac 6.50% 2038	29,140	30,910
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	70,261	60,635
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	12,984	7,030
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	5,849
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	11,782	6,152
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,735	2,677
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 0.788% 2036[5]	12,300	5,108
Countrywide Alternative Loan Trust, Series 2006-14CB, Class A-2, 0.838% 2036[5]	5,466	2,514
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	10,000	4,680
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.788% 2037[5]	26,979	10,445
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1-A-19, 0.888% 2037[5]	31,654	12,205
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	14,777	8,826
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A-27, 6.00% 2037	35,846	20,328
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.853% 2047[5]	28,448	12,660
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.914% 2047[5]	16,070	8,029
Government National Mortgage Assn. 9.50% 2009	10	10
Government National Mortgage Assn. 9.00% 2016	30	33
Government National Mortgage Assn. 8.50% 2017	7	8
Government National Mortgage Assn. 8.50% 2017	3	3
Government National Mortgage Assn. 8.50% 2021	154	167
Government National Mortgage Assn. 8.50% 2021	26	28
Government National Mortgage Assn. 8.50% 2021	5	6
Government National Mortgage Assn. 9.50% 2021	95	106
Government National Mortgage Assn. 10.00% 2021	999	1,136
Government National Mortgage Assn. 10.00% 2025	926	1,046
Government National Mortgage Assn. 6.00% 2038	76,761	80,231
Government National Mortgage Assn. 6.50% 2038	45,533	47,950
Government National Mortgage Assn. 6.50% 2038	3,465	3,649
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,4]	7,250	6,452
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[1,4]	20,000	17,300
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,4]	37,375	30,834
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,4]	20,500	16,503
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,4]	5,550	4,385
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	3,010	2,973
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,677	1,598
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	13,682
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	774	728
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687	11,408
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[1]	2,846	2,641
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	3,840	2,790
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[5]	27,700	22,483
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	9,983	9,677
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	733	635
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,657	3,617
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,799	1,965
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	7,375	7,437
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,730	3,162
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,834	8,905
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	17,850	4,533
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,612
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	6,865
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[5]	8,000	7,349
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[5]	3,050	2,886
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	10,900	9,534
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,4]	10,000	9,600
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1,4]	7,000	6,615
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[1,4]	12,000	11,220
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[1,4]	5,000	4,500
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,4]	18,000	16,020
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,4]	17,000	14,960
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,4]	1,670	1,470
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 0.758% 2037[5]	10,499	4,016
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	14,000	6,477
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.074% 2037[5]	14,967	6,367
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	31,640	16,183
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	41,827	21,384
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	14,213	6,541
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1,4]	37,750	35,296
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[1,4]	9,000	8,055
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,4]	16,575	14,835
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,4]	1,250	1,119
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.544% 2035[5]	5,902	3,466
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.199% 2037[5]	18,501	11,432
CHL Mortgage Pass-Through Trust, Series 2007-8, Class 1-A-1, 6.00% 2038	8,443	6,584
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.926% 2047[5]	37,067	21,309
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.078% 2047[5]	21,249	11,315
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,592
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	5,000	3,846
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044[5]	22,000	18,985
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	11,202
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	6,312	4,905
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100	47
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.774% 2035[5]	9,244	4,242
Residential Accredit Loans, Inc., Series 2007-QS5, Class A-5, 0.738% 2037[5]	20,091	6,765
Residential Accredit Loans, Inc., Series 2007-QS8, Class A-1, 0.838% 2037[5]	5,749	2,052
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	51,132	26,139
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	6,922	3,358
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	6,896	6,315
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.657% 2036[5]	12,662	6,944
Wells Fargo Mortgage-backed Securities Trust, Series 2007-11, Class A-96, 6.00% 2037	47,504	30,932
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,4]	12,000	12,420
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,4]	29,000	30,015
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.331% 2037[5]	3,822	2,147
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.817% 2037[5]	33,200	18,690
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.82% 2037[5]	16,746	8,184
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.857% 2037[5]	16,110	7,522
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.719% 2036[5]	27,947	14,597
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.088% 2036[5]	39,780	18,002
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.818% 2036[5]	6,330	3,538
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.878% 2036[5]	10,930	6,157
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.916% 2036[5]	26,514	14,294
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.921% 2037[5]	10,172	5,008
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.966% 2047[5]	6,359	3,097
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	10,284	10,433
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[5]	3,000	2,648
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.399% 2045[5]	17,730	15,010
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	19,212	9,121
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	37,707	18,924
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[5]	18,018	11,016
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.214% 2036[5]	23,901	13,724
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.604% 2037[5]	5,373	2,585
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	2,566	2,419
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.515% 2044[5]	13,000	9,415
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[5]	17,000	15,361
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	26,118	25,144
Bank of America 5.50% 2012[4]	22,500	22,281
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.338% 2035[5]	15,949	7,896
Lehman Mortgage Trust, Series 2006-8, Class 2-A1, 0.858% 2036[5]	2,494	947
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.852% 2037[5]	23,563	11,346
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)[5]	27,410	20,165
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	21,353	19,273
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	9,890	9,227
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	10,000	9,554
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	10,861
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.841% 2035[5]	13,033	7,798
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[1]	17,086	17,177
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	17,500	16,773
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	13,820	13,216
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	3,479	3,368
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 2042[5]	17,875	16,218
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[5]	20,250	15,624
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	20,000	14,460
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.558% 2046[5]	15,774	13,577
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	11,614	11,710
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[4]	10,990	11,173
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 4.522% 2037[5]	20,000	10,842
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	9,946	9,973
Banc of America Funding Trust, Series 2007-7, Class 2-A-1, 6.00% 2037	15,791	9,899
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	10,642	7,046
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 4-A-1, 0.858% 2036[5]	5,404	2,037
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.966% 2036[5]	888	486
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.435% 2027[4,5]	220	159
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.613% 2027[4,5]	185	160
Structured Asset Securities Corp., Series 2005-3, Class 1-A-5, 5.00% 2035	11,768	7,837
Residential Asset Securitization Trust, Series 2006-A9CB, Class A-11, 0.868% 2036[5]	22,482	7,803
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	9,805	7,698
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[5]	16,603	7,362
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	6,573	6,593
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 2018[4]	6,000	6,493
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[4]	6,000	6,328
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,157
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.731% 2036[5]	2,000	897
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.791% 2037[5]	13,875	5,237
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	6,854	6,034
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	543	541
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	5,136	4,936
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.608% 2037[5]	13,775	5,240
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,809	4,749
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.873% 2036[5]	10,330	4,529
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.635% 2036[5]	7,157	4,071
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.889% 2031[4,5]	18,614	409
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	3,378	3,346
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-5, Class II-A-1, 0.638% 2035[5]	8,219	3,460
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	4,832	2,619
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.121% 2036[5]	3,079	1,440
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,020	753
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	265	255
		3,984,053

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 4.86%
U.S. Treasury 3.875% 2009	5,000	5,008
U.S. Treasury 1.125% 2011	60,680	60,554
U.S. Treasury 4.50% 2011	16,165	17,522
U.S. Treasury 4.625% 2011	290,750	316,633
U.S. Treasury 4.875% 2011	53,820	58,033
U.S. Treasury 3.00% 2012[1,7]	96,758	102,211
U.S. Treasury 2.75% 2013	5,345	5,550
U.S. Treasury 3.375% 2013	35,750	38,126
U.S. Treasury 3.625% 2013	184,640	198,503
U.S. Treasury 4.25% 2013	159,582	176,070
U.S. Treasury 4.25% 2014	91,000	101,096
U.S. Treasury 1.875% 2015[1,7]	74,170	74,964
U.S. Treasury 2.375% 2016	7,700	7,564
U.S. Treasury 8.875% 2017	7,500	10,655
U.S. Treasury 1.625% 2018[1,7]	20,254	20,143
U.S. Treasury 3.50% 2018	120,810	125,331
U.S. Treasury 3.75% 2018	42,900	45,114
U.S. Treasury 2.75% 2019	7,800	7,556
U.S. Treasury 8.125% 2019	24,000	33,679
U.S. Treasury 7.875% 2021	50,000	69,804
U.S. Treasury 6.25% 2023	7,190	8,996
U.S. Treasury 6.00% 2026	20,000	24,883
U.S. Treasury 6.50% 2026	14,385	18,836
U.S. Treasury 5.50% 2028	49,375	58,548
U.S. Treasury 4.50% 2036	192,890	206,045
U.S. Treasury 4.375% 2038	29,225	30,736
U.S. Treasury 3.50% 2039	100,000	90,641
Fannie Mae 5.25% 2012	74,000	76,874
Fannie Mae 2.875% 2013	64,750	65,886
Fannie Mae 4.625% 2013	80,000	80,758
Fannie Mae 2.75% 2014	23,600	23,793
Fannie Mae 6.25% 2029	67,000	79,991
Freddie Mac 6.625% 2009	39,355	40,284
Freddie Mac 5.00% 2018	170,000	159,550
Federal Home Loan Bank 5.00% 2009	15,000	15,268
Federal Home Loan Bank 3.625% 2013	8,825	9,219
Federal Home Loan Bank 5.25% 2014	11,125	12,415
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	4,400	4,443
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,901
CoBank ACB 7.875% 2018[4]	10,000	9,524
CoBank ACB 1.92% 2022[4,5]	8,315	5,842
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	11,000	11,719
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	3,000	3,222
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375	13,882
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500	12,848
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,668
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,496
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	12,000	12,362
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,494
		2,598,240

FINANCIALS — 4.36%
Simon Property Group, LP 4.875% 2010	5,000	4,904
Simon Property Group, LP 5.375% 2011	32,700	30,925
Simon Property Group, LP 6.35% 2012	5,000	4,709
Simon Property Group, LP 5.30% 2013	6,000	5,365
Simon Property Group, LP 5.25% 2016	90,100	72,741
Simon Property Group, LP 6.10% 2016	5,550	4,804
Simon Property Group, LP 5.875% 2017	37,510	30,029
Simon Property Group, LP 6.125% 2018	50,890	42,347
Simon Property Group, LP 10.35% 2019	11,000	11,499
Westfield Group 5.40% 2012[4]	22,935	21,118
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	29,145	25,240
Westfield Group 5.70% 2016[4]	60,825	49,146
Westfield Group 7.125% 2018[4]	68,351	56,696
Countrywide Home Loans, Inc., Series M, 4.125% 2009	8,000	7,936
Bank of America Corp. 4.25% 2010	840	816
Bank of America Corp. 4.375% 2010	10,199	9,912
Countrywide Financial Corp., Series A, 4.50% 2010	2,695	2,598
Bank of America Corp. 4.50% 2010	1,625	1,603
Countrywide Financial Corp., Series B, 5.80% 2012	49,356	45,277
Bank of America Corp. 5.625% 2016	1,850	1,538
Bank of America Corp. 5.30% 2017	61,990	46,558
Bank of America Corp. 6.10% 2017	12,500	9,781
Merrill Lynch & Co., Inc. 6.875% 2018	10,000	8,441
NB Capital Trust II 7.83% 2026	5,575	3,434
MBNA Global Capital Funding, Series B, 1.97% 2027[5]	24,800	8,544
NB Capital Trust IV 8.25% 2027	6,150	3,795
Ford Motor Credit Co. 7.375% 2009	1,200	1,152
Ford Motor Credit Co. 9.75% 2010[5]	58,100	52,308
Ford Motor Credit Co. 7.25% 2011	4,450	3,651
Ford Motor Credit Co. 7.375% 2011	1,800	1,549
Ford Motor Credit Co. 9.875% 2011	7,500	6,566
Ford Motor Credit Co. 3.889% 2012[5]	102,355	73,312
Ford Motor Credit Co. 7.80% 2012	3,500	2,714
Ford Motor Credit Co. 8.00% 2016	9,925	7,581
General Motors Acceptance Corp. 5.625% 2009	21,000	20,774
General Motors Acceptance Corp. 6.875% 2011[4]	58,489	50,912
General Motors Acceptance Corp. 7.25% 2011[1,4]	13,998	11,408
General Motors Acceptance Corp. 6.875% 2012[4]	6,851	5,416
General Motors Acceptance Corp. 7.00% 2012[4]	21,516	17,653
General Motors Acceptance Corp. 7.50% 2013[4]	6,484	4,088
General Motors Acceptance Corp. 3.461% 2014[4,5]	10,438	5,650
General Motors Acceptance Corp. 8.00% 2018[4]	6,366	2,549
Independence Community Bank Corp. 4.90% 2010	5,000	4,717
Sovereign Bancorp, Inc. 2.88% 2013[5]	7,710	5,589
Sovereign Bancorp, Inc. 5.125% 2013	20,395	16,645
Independence Community Bank 3.028% 2014[5]	1,165	840
Santander Issuances, SA Unipersonal 1.648% 2016[4,5]	15,200	10,110
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	15,700	11,800
Sovereign Bancorp, Inc. 8.75% 2018	37,630	33,425
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	12,800	8,011
Liberty Mutual Group Inc. 6.50% 2035[4]	21,275	11,127
Liberty Mutual Group Inc. 7.50% 2036[4]	5,655	3,568
Liberty Mutual Group Inc., Series A, 7.80% 2087[4,5]	9,070	3,724
Liberty Mutual Group Inc., Series C, 10.75% 2088[4,5]	109,430	60,264
CIT Group Inc., Series A, 1.358% 2009[5]	5,000	4,554
CIT Group Inc. 1.394% 2009[5]	8,259	7,961
CIT Group Inc. 4.125% 2009	780	697
CIT Group Inc. 6.875% 2009	15,820	14,390
CIT Group Inc. 4.25% 2010	9,294	7,716
CIT Group Inc. 4.75% 2010	4,733	3,505
CIT Group Inc. 1.353% 2011[5]	2,500	1,474
CIT Group Inc. 5.60% 2011	100	67
CIT Group Inc. 7.625% 2012	17,560	10,898
CIT Group Inc. 7.75% 2012	865	511
CIT Group Inc. 5.40% 2013	6,167	3,457
CIT Group Inc. 5.00% 2014	10,525	5,900
CIT Group Inc. 5.125% 2014	733	405
CIT Group Inc. 5.65% 2017	511	277
CIT Group Inc. 12.00% 2018[4]	13,204	5,418
CIT Group Inc. 5.80% 2036	3,898	1,913
CIT Group Inc. 6.10% 2067[5]	6,867	1,614
Realogy Corp., Letter of Credit, 3.31% 2013[5,6,8]	7,754	5,009
Realogy Corp., Term Loan B, 4.177% 2013[5,6,8]	24,110	15,575
Realogy Corp. 10.50% 2014	95,945	32,142
Realogy Corp. 11.75% 2014[5,9]	20,177	3,783
Realogy Corp. 12.375% 2015	7,500	1,838
Hospitality Properties Trust 6.85% 2012[3]	6,000	4,883
Hospitality Properties Trust 6.75% 2013[3]	37,235	29,872
Hospitality Properties Trust 5.125% 2015[3]	5,870	4,173
Hospitality Properties Trust 6.30% 2016[3]	6,055	4,245
Hospitality Properties Trust 5.625% 2017[3]	5,015	3,337
Hospitality Properties Trust 6.70% 2018[3]	16,175	11,444
Zions Bancorporation 5.65% 2014	23,930	12,928
Zions Bancorporation 5.50% 2015	47,200	24,659
Zions Bancorporation 6.00% 2015	31,695	16,626
Citigroup Inc. 1.262% 2009[5]	3,470	3,349
Citigroup Inc. 1.396% 2010[5]	6,235	5,858
Citigroup Inc. 6.50% 2013	5,000	4,567
Citigroup Inc. 6.125% 2017	8,000	6,606
Citigroup Capital XXI 8.30% 2077[5]	46,620	28,420
JPMorgan Chase & Co. 4.891% 2015[5]	10,000	8,002
JPMorgan Chase Bank NA 6.00% 2017	14,567	13,612
JPMorgan Chase Capital XVII, Series Q, 5.85% 2035	3,490	2,253
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	27,152	19,929
JPMorgan Chase Capital XX, Series T, 6.55% 2066	2,726	1,948
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	3,100	2,215
Scotland International Finance No. 2 BV 4.25% 2013[4]	15	11
HBOS PLC 6.75% 2018[4]	34,425	25,377
HBOS PLC 6.00% 2033[4]	300	171
HBOS PLC 5.375% (undated)[4,5]	20,000	8,808
HBOS Capital Funding LP 6.071% (undated)[4,5]	12,400	3,968
Lloyds Banking Group PLC 6.657% preference shares (undated)[4,5]	5,575	1,702
Rouse Co. 3.625% 2009[10]	32,561	16,688
Rouse Co. 7.20% 2012[10]	28,039	14,370
Rouse Co. 5.375% 2013[10]	2,770	1,420
Rouse Co. 6.75% 2013[4,10]	13,400	6,868
UniCredito Italiano SpA 5.584% 2017[4,5]	32,750	20,172
UniCredito Italiano SpA 6.00% 2017[4]	24,400	16,091
HVB Funding Trust I 8.741% 2031[4]	5,670	2,665
HSBC Finance Corp. 4.625% 2010	14,000	13,946
HSBC Finance Corp. 5.70% 2011	7,500	7,177
HSBC Holdings PLC 6.50% 2037	18,000	15,385
Midland Bank 2.061% Eurodollar note (undated)[5]	5,000	2,150
Goldman Sachs Group, Inc. 5.95% 2018	2,125	1,975
Goldman Sachs Group, Inc. 6.15% 2018	4,220	3,987
Goldman Sachs Group, Inc. 7.50% 2019	30,410	31,485
Kimco Realty Corp. 6.00% 2012	3,250	2,797
Kimco Realty Corp., Series C, 5.783% 2016	22,000	17,019
Kimco Realty Corp. 5.70% 2017	21,985	15,732
Korea Development Bank 5.30% 2013	29,600	28,354
Korea Development Bank 8.00% 2014	6,050	6,366
UnumProvident Corp. 5.859% 2009	11,500	11,475
UnumProvident Finance Co. PLC 6.85% 2015[4]	28,500	22,200
SLM Corp., Series A, 5.40% 2011	15,000	11,251
SLM Corp., Series A, 1.392% 2014[5]	10,000	5,689
SLM Corp., Series A, 5.00% 2015	12,000	7,440
SLM Corp., Series A, 8.45% 2018	12,500	7,624
ProLogis 5.625% 2015	12,370	8,233
ProLogis 5.625% 2016	5,145	3,449
ProLogis 6.625% 2018	30,780	20,117
Standard Chartered Bank 6.40% 2017[4]	40,995	31,142
Metropolitan Life Global Funding I, 5.125% 2013[4]	10,000	9,568
MetLife Capital Trust IV 7.875% 2067[4,5]	21,500	11,846
MetLife Capital Trust X 9.25% 2068[4,5]	13,200	8,463
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	8,800	2,923
National City Preferred Capital Trust I 12.00% (undated)[5]	30,750	26,599
HSBK (Europe) BV 7.75% 2013[4]	2,165	1,299
HSBK (Europe) BV 7.25% 2017[4]	55,020	28,060
Lazard Group LLC 7.125% 2015	29,222	24,699
Lazard Group LLC 6.85% 2017	5,322	4,279
Resona Bank, Ltd. 5.85% (undated)[4,5]	48,929	27,267
Prudential Financial, Inc., Series D, 6.10% 2017	5,000	3,559
Prudential Holdings, LLC, Series C, 8.695% 2023[4,6]	22,250	18,701
Prudential Financial, Inc. 8.875% 2068[5]	5,000	2,449
E*TRADE Financial Corp. 8.00% 2011	24,975	13,986
E*TRADE Financial Corp. 7.375% 2013	7,025	2,986
E*TRADE Financial Corp. 7.875% 2015	15,650	7,003
International Lease Finance Corp., Series R, 5.40% 2012	10,000	6,918
International Lease Finance Corp., Series R, 6.625% 2013	3,500	2,187
American General Finance Corp., Series I, 5.40% 2015	17,250	7,067
American General Finance Corp., Series J, 6.90% 2017	12,500	5,044
American International Group, Inc. 8.175% 2058[4,5]	16,000	1,842
Capital One Financial Corp. 6.25% 2013	20,000	17,842
Capital One Capital III 7.686% 2036[5]	10,000	4,300
Fifth Third Capital Trust IV 6.50% 2067[5]	59,500	21,444
Host Marriott, LP, Series M, 7.00% 2012	15,050	14,373
Host Marriott, LP, Series K, 7.125% 2013	7,000	6,615
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,000	10,429
Development Bank of Singapore Ltd. 7.125% 2011[4]	5,000	5,299
DBS Bank Ltd. 1.704% 2021[4,5]	7,250	4,692
ERP Operating LP 5.50% 2012	4,000	3,704
ERP Operating LP 6.625% 2012	2,000	1,903
ERP Operating LP 5.20% 2013	2,500	2,249
ERP Operating LP 6.584% 2015	2,705	2,315
ERP Operating LP 5.75% 2017	1,660	1,360
ERP Operating LP 7.125% 2017	10,000	8,600
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	3,145	1,698
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	12,500	6,875
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	18,360	10,282
New York Life Global Funding 4.65% 2013[4]	17,000	16,842
iStar Financial, Inc. 6.50% 2013	5,000	1,776
iStar Financial, Inc. 8.625% 2013	36,542	14,626
American Express Co. 6.15% 2017	12,610	11,274
American Express Co. 8.15% 2038	4,500	4,274
Monumental Global Funding 5.50% 2013[4]	10,000	9,336
Monumental Global Funding III 1.331% 2014[4,5]	8,000	5,605
Catlin Insurance Ltd. 7.249% (undated)[4,5]	40,090	14,781
Charles Schwab Corp., Series A, 6.375% 2017	15,035	13,500
Schwab Capital Trust I 7.50% 2037[5]	1,795	1,248
Hartford Financial Services Group, Inc. 6.30% 2018	9,250	6,386
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	21,630	7,138
Lincoln National Corp. 5.65% 2012	12,000	7,856
Lincoln National Corp. 7.00% 2066[5]	15,025	5,296
Wells Fargo & Co. 4.375% 2013	10,850	10,452
Developers Diversified Realty Corp. 4.625% 2010	8,695	6,843
Developers Diversified Realty Corp. 5.375% 2012	2,000	905
Developers Diversified Realty Corp. 5.50% 2015	5,000	2,078
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	9,497
Principal Life Insurance Co. 5.30% 2013	10,000	9,431
Northern Rock PLC 5.60% (undated)[4,5]	16,380	2,887
Northern Rock PLC 6.594% (undated)[4,5]	33,985	5,990
United Overseas Bank Ltd. 5.375% 2019[4,5]	10,000	8,862
Allstate Corp., Series B, 6.125% 2067[5]	4,020	2,312
Allstate Corp., Series A, 6.50% 2067[5]	9,775	5,682
ORIX Corp. 5.48% 2011	10,000	7,784
Royal Bank of Scotland Group PLC 5.00% 2013	6,705	4,484
Royal Bank of Scotland Group PLC 5.00% 2014	3,767	2,449
Royal Bank of Scotland Group PLC 5.05% 2015	995	647
Nationwide Mutual Insurance 5.81% 2024[4,5]	10,000	4,672
Nationwide Mutual Insurance Co. 7.875% 2033[4]	5,000	2,745
Capmark Financial Group Inc. 3.391% 2010[5]	1,555	585
Capmark Financial Group Inc. 7.875% 2012	18,263	4,664
Capmark Financial Group Inc. 8.30% 2017	7,367	1,765
Société Générale 5.75% 2016[4]	7,400	6,579
Chubb Corp. 6.375% 2067[5]	10,250	6,206
AXA SA 6.463% (undated)[4,5]	15,000	6,001
Paribas, New York Branch 6.95% 2013	6,000	5,533
BNP Paribas 4.80% 2015[4]	195	157
BNP Paribas 5.125% 2015[4]	245	214
Banco Mercantil del Norte, SA 6.135% 2016[4,5]	2,000	1,507
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	6,850	4,144
Canadian Imperial Bank of Commerce 2.00% Eurodollar note 2085[1,5]	10,000	5,000
Bank of Nova Scotia 1.938% 2085[5]	10,000	4,655
Assurant, Inc. 5.625% 2014	5,740	4,582
Silicon Valley Bank 5.70% 2012	5,000	4,454
CNA Financial Corp. 5.85% 2014	5,625	4,336
Huntington National Bank 5.50% 2016	510	339
Huntington National Bank 6.60% 2018	5,750	3,622
Huntington National Bank 5.375% 2019	384	222
TuranAlem Finance BV 8.50% 2015	8,000	1,760
TuranAlem Finance BV 8.25% 2037[4]	10,000	2,250
Nationwide Financial Services, Inc. 6.75% 2067[5]	9,780	3,847
KeyBank NA 5.50% 2012	4,000	3,773
SunTrust Banks, Inc. 7.25% 2018	4,000	3,441
Credit Agricole SA 6.637% (undated)[4,5]	7,108	3,438
Brandywine Operating Partnership, LP 5.75% 2012	4,190	3,189
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[10]	20,000	3,075
Credit Suisse Group AG 5.50% 2014	3,000	3,011
Genworth Financial, Inc. 6.15% 2066[5]	17,665	2,469
First Tennessee Bank 5.05% 2015	3,400	2,266
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	1,967
LaBranche & Co Inc. 11.00% 2012	1,750	1,601
Plum Creek Timberlands, LP 5.875% 2015	1,500	1,262
Ambac Financial Group, Inc. 6.15% 2087[5]	8,405	1,196
Barclays Bank PLC 5.926% (undated)[4,5]	1,000	400
		2,330,086

CONSUMER DISCRETIONARY — 3.79%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	39,050	35,731
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	48,548	45,878
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	23,350	20,373
Charter Communications Operating, LLC, Term Loan B, 4.25% 2014[5,6,8]	49,696	42,339
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	15,000	13,725
Charter Communications Operating, LLC, Term Loan B, 9.25% 2014[5,6,8]	26,730	25,344
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[4]	24,550	24,550
CCH I, LLC and CCH I Capital Corp. 11.00% 2015[10]	1,725	142
Allison Transmission Holdings, Inc., Term Loan B, 3.22% 2014[5,6,8]	112,939	81,578
Allison Transmission Holdings, Inc. 11.00% 2015[4]	27,300	16,516
Allison Transmission Holdings, Inc. 11.25% 2015[4,5,9]	64,950	33,449
News America Inc. 5.30% 2014	29,150	29,115
News America Holdings Inc. 8.00% 2016	6,000	6,121
News America Inc. 7.25% 2018	1,405	1,293
News America Holdings Inc. 8.25% 2018	7,000	6,557
News America Inc. 6.90% 2019[4]	30,000	28,281
News America Inc. 6.40% 2035	750	558
News America Inc. 6.65% 2037	22,000	17,511
News America Inc. 6.75% 2038	15,000	15,200
News America Inc. 7.85% 2039[4]	3,500	3,012
Time Warner Inc. 1.461% 2009[5]	14,700	14,603
Time Warner Inc. 5.50% 2011	1,000	1,027
AOL Time Warner Inc. 6.75% 2011	3,000	3,133
AOL Time Warner Inc. 6.875% 2012	18,450	19,417
Time Warner Companies, Inc. 9.125% 2013	5,000	5,337
Time Warner Inc. 5.875% 2016	19,985	19,309
Time Warner Companies, Inc. 7.25% 2017	9,500	9,324
AOL Time Warner Inc. 7.625% 2031	10,750	9,745
Time Warner Inc. 6.50% 2036	19,000	15,709
MGM MIRAGE 6.00% 2009	32,175	27,188
Mandalay Resort Group 6.50% 2009	7,122	6,659
MGM MIRAGE 8.50% 2010	49,305	35,869
MGM MIRAGE 6.75% 2012	9,150	5,490
MGM MIRAGE 6.75% 2013	8,200	4,346
MGM MIRAGE 13.00% 2013[4]	14,425	13,415
MGM MIRAGE 7.50% 2016	4,000	2,260
Cox Communications, Inc. 7.875% 2009	12,500	12,650
Cox Communications, Inc. 4.625% 2010	8,250	8,250
Cox Communications, Inc. 7.75% 2010	10,000	10,206
Cox Communications, Inc. 5.45% 2014	13,500	12,610
Cox Communications, Inc. 5.875% 2016[4]	25,000	22,648
Cox Communications, Inc. 8.375% 2039[4]	23,440	22,809
Time Warner Cable Inc. 7.50% 2014	20,455	21,995
Time Warner Cable Inc. 6.75% 2018	32,000	32,434
Time Warner Cable Inc. 8.25% 2019	1,325	1,467
Time Warner Cable Inc. 6.55% 2037	25,000	23,119
Michaels Stores, Inc., Term Loan B, 2.688% 2013[5,6,8]	30,961	21,982
Michaels Stores, Inc. 10.00% 2014	85,300	52,033
Michaels Stores, Inc. 0%/13.00% 2016[11]	2,245	595
Univision Communications Inc. 7.85% 2011	16,775	13,714
Univision Communications, Inc., First Lien Term Loan B, 2.678% 2014[5,6,8]	66,344	40,599
Univision Communications Inc. 10.50% 2015[4,5,9]	104,155	16,665
Comcast Corp. 5.50% 2011	310	321
Comcast Cable Communications, Inc. 6.75% 2011	4,320	4,550
Comcast Cable Communications, Inc. 7.125% 2013	8,100	8,619
Comcast Corp. 5.85% 2015	13,200	13,236
Comcast Corp. 5.90% 2016	18,475	18,474
Comcast Corp. 6.45% 2037	13,500	12,552
Comcast Corp. 6.95% 2037	10,275	10,177
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,375	63,692
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650	2,570
NTL Cable PLC 8.75% 2014	30,564	30,411
NTL Cable PLC 9.125% 2016	32,000	31,680
J.C. Penney Co., Inc. 8.00% 2010	35,705	35,910
J.C. Penney Co., Inc. 9.00% 2012	10,506	10,545
J.C. Penney Corp., Inc. 5.75% 2018	13,000	11,331
Macy’s Retail Holdings, Inc. 8.875% 2015	15,000	14,129
Federated Retail Holdings, Inc. 5.90% 2016	38,600	32,078
Federated Retail Holdings, Inc. 6.375% 2037	14,300	9,499
Staples, Inc. 7.75% 2011	16,115	16,883
Staples, Inc. 7.375% 2012	9,000	9,007
Staples, Inc. 9.75% 2014	15,625	17,163
KB Home 5.875% 2015	25,985	22,087
KB Home 6.25% 2015	21,905	18,838
Dollar General Corp., Term Loan B2, 3.178% 2014[5,6,8]	5,000	4,533
Dollar General Corp. 10.625% 2015	19,125	19,986
Dollar General Corp. 11.875% 2017[5,9]	11,200	11,648
TL Acquisitions, Inc., Term Loan B, 2.93% 2014[5,6,8]	15,153	11,209
Thomson Learning 10.50% 2015[4]	33,050	22,639
Boyd Gaming Corp. 7.75% 2012	28,400	27,690
Boyd Gaming Corp. 6.75% 2014	8,004	5,843
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,285
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,376
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,236
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	3,044
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	4,453
Quebecor Media Inc. 7.75% 2016	24,450	20,538
Quebecor Media Inc. 7.75% 2016	11,195	9,404
Toys "R" Us, Inc. 7.625% 2011	25,415	17,282
Toys "R" Us-Delaware, Inc., Term Loan B, 4.697% 2012[5,6,8]	14,940	11,868
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,150	13,907
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,875	7,971
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,253
Royal Caribbean Cruises Ltd. 8.75% 2011	27,025	25,403
Marriott International, Inc., Series J, 5.625% 2013	9,030	8,466
Marriott International, Inc., Series I, 6.375% 2017	19,500	16,903
Target Corp. 6.00% 2018	24,500	24,727
Walt Disney Co. 6.375% 2012	15,000	16,172
Walt Disney Co. 5.625% 2016	3,000	3,102
Walt Disney Co. 5.875% 2017	4,000	4,197
CSC Holdings, Inc., Series B, 6.75% 2012	400	393
CSC Holdings, Inc. 8.50% 2014[4]	7,000	7,175
CSC Holdings, Inc. 8.625% 2019[4]	14,375	14,627
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	24,535	20,855
Warner Music Group 7.375% 2014	24,250	18,188
Thomson Reuters Corp. 5.95% 2013	3,625	3,649
Thomson Reuters Corp. 6.50% 2018	14,260	13,688
Seminole Tribe of Florida 6.535% 2020[4,6]	10,000	7,176
Seminole Tribe of Florida 7.804% 2020[4,6]	9,980	8,389
Kabel Deutschland GmbH 10.625% 2014	14,825	15,196
Princeton University 4.95% 2019	15,000	14,890
AMC Entertainment Inc., Series B, 8.625% 2012	14,650	14,723
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144	3,215
Tenneco Automotive Inc. 8.625% 2014	27,750	8,464
Tenneco Inc. 8.125% 2015	6,950	2,815
Viacom Inc. 5.75% 2011	2,500	2,500
Viacom Inc. 6.25% 2016	12,750	11,831
Meritage Corp. 7.00% 2014	4,960	3,794
Meritage Homes Corp. 6.25% 2015	5,350	3,932
Meritage Corp. 7.731% 2017[1,4]	9,500	5,567
President & Fellows of Harvard University 5.00% 2014[4]	12,000	12,643
Vidéotron Ltée 6.875% 2014	7,169	6,999
Vidéotron Ltée 6.375% 2015	4,905	4,586
General Motors Corp. 7.20% 2011	53,435	6,145
General Motors Corp. 7.125% 2013	22,040	2,204
General Motors Corp. 8.80% 2021	24,970	2,372
Education Management LLC and Education Management Finance Corp. 8.75% 2014	8,640	8,402
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,570	1,515
Hanesbrands Inc., Series B, 5.698% 2014[5]	12,300	9,471
Beazer Homes USA, Inc. 8.375% 2012	11,298	4,463
Beazer Homes USA, Inc. 8.125% 2016	13,050	4,241
Standard Pacific Corp. 6.875% 2011	3,010	2,348
Standard Pacific Corp. 6.25% 2014	7,050	4,160
Standard Pacific Corp. 7.00% 2015	3,830	2,183
Seneca Gaming Corp. 7.25% 2012	8,000	5,680
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	2,325
American Media Operation 9.00% 2013[4,9]	945	468
American Media Operation 14.00% 2013[4]	14,805	7,032
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	7,187	7,331
Pinnacle Entertainment, Inc. 7.50% 2015	8,575	7,160
ERAC USA Finance Co. 7.00% 2037[4]	10,000	7,000
Regal Cinemas Corp., Series B, 9.375% 2012[1]	7,250	6,915
Neiman Marcus Group, Inc. 9.75% 2015[5,9]	11,575	6,424
LBI Media, Inc. 8.50% 2017[4]	19,605	6,176
Claire’s Stores, Inc., Term Loan B, 3.178% 2014[5,6,8]	9,083	4,778
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	5,000	3,375
Dex Media, Inc., Series B, 9.00% 2013	9,000	1,125
Radio One, Inc. 6.375% 2013	22,565	4,203
Delphi Automotive Systems Corp. 6.55% 2006[10]	17,105	257
Delphi Automotive Systems Corp. 6.50% 2009[10]	54,466	817
Delphi Corp. 6.50% 2013[10]	72,580	1,452
Delphi Automotive Systems Corp. 7.125% 2029[10]	104,355	1,565
Delphi Trust I 8.25% 2033[10]	30,031
Bon-Ton Department Stores, Inc. 10.25% 2014	12,850	4,080
Cinemark USA, Inc., Term Loan B, 2.20% 2013[5,6,8]	3,705	3,476
Clear Channel Communications, Inc. 7.65% 2010	10,000	3,450
Goodyear Tire & Rubber Co. 6.318% 2009[5]	3,000	2,974
Cooper-Standard Automotive Inc. 7.00% 2012	19,650	2,849
Liberty Media Corp. 8.25% 2030	4,325	2,765
Sealy Mattress Co. 8.25% 2014	3,325	2,228
William Lyon Homes, Inc. 7.625% 2012	9,000	1,575
Fox Acquisition LLC 13.375% 2016[4]	4,175	1,336
Technical Olympic USA, Inc. 9.00% 2010[10]	10,675	267
Technical Olympic USA, Inc. 9.00% 2010[10]	7,815	195
Technical Olympic USA, Inc. 9.25% 2011[4,10]	33,175	829
Wyndham Worldwide Corp. 6.00% 2016	1,590	1,050
Visteon Corp. 7.00% 2014	18,000	990
Ford Motor Co. 9.50% 2011	1,000	720
Local T.V. Finance LLC 10.00% 2015[4,5,9]	4,775	573
Kohl’s Corp. 7.25% 2029	320	266
Kohl’s Corp. 6.875% 2037	180	147
		2,024,419

TELECOMMUNICATION SERVICES — 2.80%
Qwest Capital Funding, Inc. 7.90% 2010	42,010	42,063
Qwest Capital Funding, Inc. 7.25% 2011	143,120	140,615
Qwest Communications International Inc. 7.25% 2011	30,025	29,725
Qwest Corp. 8.875% 2012	12,400	12,648
Qwest Capital Funding, Inc. 7.625% 2021	7,225	5,527
U S WEST Capital Funding, Inc. 6.875% 2028	21,175	14,293
Qwest Capital Funding, Inc. 7.75% 2031	13,885	9,928
ALLTEL Corp. 7.00% 2012	17,686	18,723
Verizon Communications Inc. 5.55% 2014[4]	64,695	67,937
Verizon Global Funding Corp. 4.90% 2015	3,560	3,512
Verizon Communications Inc. 5.50% 2017	27,000	26,915
Verizon Communications Inc. 5.50% 2018	7,000	6,952
Verizon Communications Inc. 6.10% 2018	11,300	11,574
Verizon Communications Inc. 8.75% 2018	15,000	17,953
Verizon Communications Inc. 6.35% 2019	20,000	20,820
Verizon Global Funding Corp. 7.75% 2030	6,705	7,085
Verizon Communications Inc. 6.25% 2037	50,000	45,272
Sprint Capital Corp. 6.375% 2009	3,280	3,280
Nextel Communications, Inc., Series E, 6.875% 2013	86,500	66,821
Nextel Communications, Inc., Series F, 5.95% 2014	49,255	34,971
Nextel Communications, Inc., Series D, 7.375% 2015	136,815	98,336
SBC Communications Inc. 6.25% 2011	5,500	5,800
AT&T Corp. 7.30% 2011[5]	14,789	16,193
AT&T Wireless Services, Inc. 8.125% 2012	16,935	18,726
AT&T Inc. 4.95% 2013	28,750	29,812
AT&T Inc. 6.70% 2013	15,000	16,651
SBC Communications Inc. 5.10% 2014	38,500	40,060
SBC Communications Inc. 5.625% 2016	10,000	10,190
AT&T Inc. 5.80% 2019	20,250	20,628
AT&T Corp. 8.00% 2031[5]	5,000	5,670
AT&T Inc. 6.40% 2038	5,000	4,702
AT&T Inc. 6.55% 2039	3,455	3,333
American Tower Corp. 7.125% 2012	59,325	59,992
American Tower Corp. 7.50% 2012	43,300	43,733
American Tower Corp. 7.00% 2017	11,200	11,088
Centennial Communications Corp. 6.958% 2013[5]	47,300	47,655
Centennial Communications Corp. 10.00% 2013	3,775	4,020
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	15,500	16,159
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	37,775	39,380
Telecom Italia Capital SA 4.00% 2010	1,470	1,460
Telecom Italia Capital SA 4.875% 2010	1,630	1,620
Telecom Italia Capital SA, Series B, 5.25% 2013	6,700	6,359
Telecom Italia Capital SA 5.25% 2015	29,500	26,241
Telecom Italia Capital SA 6.999% 2018	12,900	12,156
Telecom Italia Capital SA 7.20% 2036	18,400	15,088
Telecom Italia Capital SA 7.721% 2038	30,100	26,351
Windstream Corp. 8.125% 2013	6,000	6,000
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	7,125	7,024
Windstream Corp. 8.625% 2016	58,100	58,100
Cricket Communications, Inc. 9.375% 2014	54,450	54,178
MetroPCS Wireless, Inc., Term Loan B, 3.438% 2013[5,6,8]	8,697	8,154
MetroPCS Wireless, Inc. 9.25% 2014	17,300	17,408
MetroPCS Wireless, Inc. 9.25% 2014[4]	12,050	12,065
Vodafone Group PLC 5.625% 2017	11,975	12,069
Vodafone Group PLC 6.15% 2037	16,560	16,072
Crown Castle International Corp. 9.00% 2015	9,000	9,225
Crown Castle International Corp. 7.75% 2017[4]	13,750	13,956
Rogers Wireless Inc. 7.25% 2012	3,140	3,316
Rogers Wireless Inc. 7.50% 2015	16,750	17,721
Cincinnati Bell Inc. 7.25% 2013	18,575	18,436
Koninklijke KPN NV 8.00% 2010	10,000	10,492
Koninklijke KPN NV 8.375% 2030	4,660	5,024
Deutsche Telekom International Finance BV 5.875% 2013	5,625	5,909
Deutsche Telekom International Finance BV 6.75% 2018	7,000	7,294
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,222
Singapore Telecommunications Ltd. 7.375% 2031[4]	3,800	4,199
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	12,000	9,249
France Télécom 7.75% 2011[5]	8,500	9,210
NTELOS Inc., Term Loan B, 2.68% 2011[5,6,8]	5,761	5,531
Embarq Corp. 6.738% 2013	5,000	4,829
Level 3 Financing, Inc. 9.25% 2014	4,000	3,225
Citizens Communications Co. 7.875% 2027	3,725	2,924
Trilogy International Partners LLC, Term Loan B, 4.72% 2012[5,6,8]	5,250	2,494
Hawaiian Telcom Communications, Inc. 8.765% 2013[5,10]	15,920	398
Hawaiian Telcom Communications, Inc. 9.75% 2013[10]	16,945	339
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[10]	7,075	44
		1,498,124

INDUSTRIALS — 2.10%
Nielsen Finance LLC, Term Loan B, 2.469% 2013[5,6,8]	11,175	9,524
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	65,200	61,614
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014[4]	38,000	37,620
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[11]	70,900	39,350
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016[4]	13,110	12,455
Continental Airlines, Inc. 8.75% 2011	27,750	17,066
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[1,6]	11,700	10,998
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[1,6]	9,356	6,830
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[1,6]	5,403	3,458
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1,6]	953	648
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1,6]	16,509	13,537
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1,6]	4,851	3,954
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[1,6]	826	570
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1,6]	15,489	13,708
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[1,6]	782	532
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[1,6]	11,559	6,358
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[1,6]	674	570
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1,6]	5,204	3,955
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1,6]	13,342	10,273
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	11,380	6,536
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1,6]	2,574	2,008
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1,6]	6,677	5,341
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[1,6]	5,754	4,028
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[1,6]	8,050	7,487
Northwest Airlines, Inc., Term Loan B, 4.72% 2013[5,6,8]	5,705	4,564
Delta Air Lines, Inc., Series 2002-1, Class G-2, National insured, 6.417% 2014[1,6]	46,035	36,897
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[6,10]	3,174	2,967
Northwest Airlines, Inc., Term Loan A, 2.97% 2018[5,6,8]	57,666	42,096
Delta Air Lines, Inc., Series 2002-1, Class G-1, National insured, 6.718% 2024[1,6]	18,109	12,133
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[1,6]	367	356
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[1,6,10]	5,302	5,620
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[6]	14,554	14,190
United Air Lines, Inc., Term Loan B, 2.438% 2014[5,6,8]	58,878	29,923
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[6]	272	265
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[1,6]	145	141
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,10]	2,453	31
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,6]	5,138	2,517
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1,6]	9,130	6,203
US Investigations Services, Inc., Term Loan B, 3.977% 2015[5,6,8]	18,714	15,564
US Investigations Services, Inc. 10.50% 2015[4]	41,545	32,197
US Investigations Services, Inc. 11.75% 2016[4]	15,775	10,885
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[6]	1,354	1,207
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[6]	17,745	12,865
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[1,6]	1,653	1,507
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[1,6]	4,595	3,331
AMR Corp. 9.00% 2012	11,000	6,600
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1,6]	17,138	14,332
AMR Corp. 9.00% 2016	2,000	1,010
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	14,398	6,479
AMR Corp. 10.00% 2021	3,000	1,320
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[6]	7,283	4,005
Ashtead Group PLC 8.625% 2015[4]	15,700	10,205
Ashtead Capital, Inc. 9.00% 2016[4]	55,185	35,870
Allied Waste North America, Inc., Series B, 6.50% 2010	12,000	12,244
Allied Waste North America, Inc., Series B, 5.75% 2011	8,800	8,848
Allied Waste North America, Inc., Series B, 6.125% 2014	2,500	2,415
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,505
Allied Waste North America, Inc. 7.25% 2015	8,500	8,340
Allied Waste North America, Inc. 6.875% 2017	7,250	7,043
ARAMARK Corp., Term Loan B, 3.095% 2014[5,6,8]	12,047	11,026
ARAMARK Corp., Letter of Credit, 4.721% 2014[5,6,8]	765	701
ARAMARK Corp. 4.67% 2015[5]	8,050	6,480
ARAMARK Corp. 8.50% 2015	24,575	23,592
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.428% 2014[5,6,8]	44,806	23,635
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 3.22% 2014[5,6,8]	2,218	1,170
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	5,300	1,815
Hawker Beechcraft Acquisition Co., LLC 9.625% 2015[5,9]	11,530	2,248
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	4,105	1,026
Koninklijke Philips Electronics NV 5.75% 2018	23,250	23,330
Koninklijke Philips Electronics NV 6.875% 2038	5,080	4,991
Burlington Northern Santa Fe Corp. 7.00% 2014	23,600	25,500
BNSF Funding Trust I 6.613% 2055[5]	2,910	2,158
Norfolk Southern Corp. 5.75% 2016[4]	15,760	15,547
Norfolk Southern Corp. 5.75% 2018	12,000	11,839
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,6]	21,416	18,450
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, National insured, 6.664% 2013[4,6]	8,774	8,274
Union Pacific Corp. 5.125% 2014	15,325	15,455
Union Pacific Corp. 5.75% 2017	2,065	1,992
Union Pacific Corp. 5.70% 2018	8,000	7,696
Waste Management, Inc. 5.00% 2014[3]	7,000	6,718
Waste Management, Inc. 7.375% 2019[3]	7,200	7,314
WMX Technologies, Inc. 7.10% 2026[3]	10,125	9,039
Hutchison Whampoa International Ltd. 7.00% 2011[4]	5,000	5,279
Hutchison Whampoa International Ltd. 6.50% 2013[4]	15,000	15,862
CSX Corp. 5.75% 2013	4,960	4,934
CSX Corp. 6.25% 2015	3,460	3,466
CSX Corp. 6.15% 2037	11,800	9,402
American Standard Inc. 7.625% 2010	16,501	16,797
United Technologies Corp. 6.125% 2019	15,000	16,181
Caterpillar Financial Services Corp., Series F, 4.85% 2012	8,335	8,313
Caterpillar Financial Services Corp., Series F, 6.20% 2013	2,500	2,571
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000	4,601
USG Corp. 6.30% 2016	10,000	6,650
USG Corp. 9.25% 2018[5]	10,500	7,691
Honeywell International Inc. 3.875% 2014	13,605	13,700
Sequa Corp., Term Loan B, 3.74% 2014[5,6,8]	19,280	12,725
Atlas Copco AB 5.60% 2017[4]	11,405	10,838
General Electric Co. 5.25% 2017	11,250	10,664
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	9,675	9,433
Kansas City Southern Railway Co. 13.00% 2013	8,625	9,186
Navios Maritime Holdings Inc. 9.50% 2014[1]	13,770	9,019
B/E Aerospace 8.50% 2018	9,525	8,644
NTK Holdings Inc. 0%/10.75% 2014[6,11]	13,500	1,485
THL Buildco, Inc. 8.50% 2014	27,325	6,148
Esterline Technologies Corp. 6.625% 2017	7,500	6,938
RBS Global, Inc. and Rexnord LLC 9.50% 2014	7,800	6,416
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575	411
TransDigm Inc. 7.75% 2014	6,865	6,745
Esco Corp. 5.195% 2013[4,5]	3,725	2,514
Esco Corp. 8.625% 2013[4]	4,000	3,260
CEVA Group PLC 10.00% 2014[4]	8,825	4,413
CEVA Group PLC, Bridge Loan, 6.739% 2015[1,5,6,8]	6,691	1,137
RSC Holdings III, LLC, Second Lien Term Loan B, 4.67% 2013[5,6,8]	8,105	5,457
Lockheed Martin Corp. 4.121% 2013	5,000	5,080
John Deere Capital Corp. 5.40% 2011	2,000	2,078
John Deere Capital Corp. 5.10% 2013	500	500
John Deere Capital Corp., Series D, 5.50% 2017	2,500	2,440
H&E Equipment Services, Inc. 8.375% 2016	6,800	4,658
Accuride Corp. 8.50% 2015	12,100	2,844
Atrium Companies, Inc., Term Loan B, 12.50% 2012[5,6,8,9]	12,773	2,523
Atrium Companies, Inc. 15.00% 2012[4,9]	6,891	241
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	2,300	1,489
Tyco International Ltd. 7.00% 2019	600	554
Tyco International Ltd. 6.875% 2021	1,000	873
Alion Science and Technology Corp. 10.25% 2015	1,740	435
		1,121,686

HEALTH CARE — 1.94%
Tenet Healthcare Corp. 7.375% 2013	18,620	17,130
Tenet Healthcare Corp. 9.875% 2014	115,370	107,871
Tenet Healthcare Corp. 9.00% 2015[4]	1,672	1,697
Tenet Healthcare Corp. 9.25% 2015	14,700	13,671
Tenet Healthcare Corp. 10.00% 2018[4]	1,672	1,747
HealthSouth Corp. 8.323% 2014[5]	40,525	36,878
HealthSouth Corp. 10.75% 2016	84,200	86,305
Boston Scientific Corp. 5.45% 2014	10,700	10,152
Boston Scientific Corp. 6.40% 2016	30,623	29,436
Boston Scientific Corp. 5.125% 2017	22,737	20,179
Boston Scientific Corp. 7.00% 2035	59,710	51,649
Roche Holdings Inc. 4.50% 2012[4]	33,000	33,957
Roche Holdings Inc. 6.00% 2019[4]	45,000	47,291
HCA Inc., Term Loan B, 3.47% 2013[5,6,8]	72,526	65,654
HCA Inc. 9.125% 2014	2,090	2,074
HCA Inc. 9.25% 2016	3,650	3,623
HCA Inc. 10.375% 2016[5,9]	3,400	3,162
HCA Inc. 8.50% 2019[4]	6,000	6,067
Abbott Laboratories 5.60% 2017	17,480	18,396
Abbott Laboratories 5.125% 2019	44,000	45,129
VWR Funding, Inc. 10.25% 2015[5,9]	70,410	51,575
Warner Chilcott Corp. 8.75% 2015	41,924	41,400
Pfizer Inc. 4.45% 2012	13,000	13,668
Pfizer Inc. 5.35% 2015	20,000	21,527
Elan Finance PLC and Elan Finance Corp. 5.234% 2011[5]	1,500	1,297
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	4,750	4,251
Elan Finance PLC and Elan Finance Corp. 5.386% 2013[5]	14,285	10,857
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	21,035	17,880
Cardinal Health, Inc. 4.00% 2015	25,000	21,226
Cardinal Health, Inc. 5.80% 2016	10,000	9,321
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,017
GlaxoSmithKline Capital Inc. 5.65% 2018	7,705	8,011
GlaxoSmithKline Capital Inc. 6.375% 2038	8,100	8,373
Coventry Health Care, Inc. 5.875% 2012	8,000	6,972
Coventry Health Care, Inc. 6.30% 2014	26,750	19,682
Coventry Health Care, Inc. 6.125% 2015	395	291
Coventry Health Care, Inc. 5.95% 2017	2,000	1,282
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	25,270
PTS Acquisition Corp. 9.50% 2015[5,9]	56,135	19,367
Novartis Capital Corp. 4.125% 2014	17,250	17,898
Mylan Inc., Term Loan B, 4.50% 2014[5,6,8]	18,039	17,244
WellPoint, Inc. 6.00% 2014	16,000	16,220
Hospira, Inc. 1.712% 2010[5]	10,000	9,389
Hospira, Inc. 5.55% 2012	5,295	5,238
Schering-Plough Corp. 6.00% 2017	13,843	14,396
UnitedHealth Group Inc. 4.875% 2013	1,590	1,550
UnitedHealth Group 6.00% 2017	12,430	11,456
Surgical Care Affiliates, Inc. 9.625% 2015[4,5,9]	6,000	4,110
Surgical Care Affiliates, Inc. 10.00% 2017[4]	9,500	6,222
Health Management Associates Inc., Term Loan B, 2.97% 2014[5,6,8]	10,399	9,067
Humana Inc. 6.45% 2016	10,000	8,376
Biogen Idec Inc. 6.00% 2013	6,000	6,039
Symbion Inc. 11.75% 2015[5,9]	11,136	5,345
Viant Holdings Inc. 10.125% 2017[4]	8,335	5,209
Bausch & Lomb Inc. 9.875% 2015	2,250	2,053
United Surgical Partners International Inc. 9.25% 2017[5,9]	1,765	1,324
CHS/Community Health Systems, Inc. 8.875% 2015	205	205
		1,039,676

CONSUMER STAPLES — 1.64%
Altria Group, Inc. 8.50% 2013	20,000	22,147
Altria Group, Inc. 9.70% 2018	68,000	79,589
Altria Group, Inc. 9.25% 2019	74,485	85,437
Altria Group, Inc. 9.95% 2038	23,500	25,861
Altria Group, Inc. 10.20% 2039	18,000	19,866
PepsiCo, Inc. 7.90% 2018	65,000	78,583
H.J. Heinz Co. 15.59% 2011[4,5]	64,700	73,981
Diageo Capital PLC 7.375% 2014	47,510	52,986
Diageo Capital PLC 5.50% 2016	7,490	7,518
SUPERVALU INC., Term Loan B, 1.745% 2012[5,6,8]	14,021	13,109
SUPERVALU INC. 7.50% 2012	3,323	3,273
Albertson’s, Inc. 7.25% 2013	14,122	13,557
SUPERVALU INC. 7.50% 2014	1,000	975
SUPERVALU INC. 8.00% 2016	10,125	9,821
Albertson’s, Inc. 8.00% 2031	12,650	10,753
Anheuser-Busch InBev NV 7.20% 2014[4]	15,000	15,653
Anheuser-Busch InBev NV 7.75% 2019[4]	25,000	26,219
Stater Bros. Holdings Inc. 8.125% 2012	22,625	22,455
Stater Bros. Holdings Inc. 7.75% 2015	17,750	17,218
Kroger Co. 7.50% 2014	15,000	16,726
Kroger Co. 6.40% 2017	17,950	18,714
Kroger Co. 6.80% 2018	830	875
Kroger Co. 6.15% 2020	2,595	2,657
British American Tobacco International Finance PLC 9.50% 2018[4]	22,520	25,631
Coca-Cola Co. 4.875% 2019	25,000	25,548
Wesfarmers Ltd. 6.998% 2013[4]	25,000	23,792
Kraft Foods Inc. 6.75% 2014	10,820	11,801
Kraft Foods Inc. 6.875% 2038	10,875	10,713
CVS Caremark Corp. 1.561% 2010[5]	5,000	4,907
CVS Corp. 5.789% 2026[4,6]	4,290	3,242
CVS Corp. 6.036% 2028[4,6]	13,234	9,833
CVS Caremark Corp. 6.943% 2030[4,6]	5,851	4,523
Unilever Capital Corp. 3.65% 2014	17,500	17,794
Procter & Gamble Co. 3.50% 2015	17,250	17,230
Kimberly-Clark Corp. 7.50% 2018	13,500	15,808
Safeway Inc. 6.25% 2014	7,000	7,447
Safeway Inc. 6.35% 2017	8,000	8,290
Tyson Foods, Inc. 10.50% 2014[4]	4,625	4,856
Tyson Foods, Inc. 7.85% 2016[5]	11,500	10,487
Vitamin Shoppe Industries Inc. 8.738% 2012[5]	11,650	10,194
Duane Reade Inc. 9.75% 2011	14,120	9,672
Dole Food Co., Inc. 7.25% 2010	3,075	3,014
Dole Food Co., Inc. 8.875% 2011	6,085	5,720
Constellation Brands, Inc. 8.375% 2014	3,675	3,730
Constellation Brands, Inc. 7.25% 2017	3,000	2,910
Rite Aid Corp. 8.625% 2015	5,000	2,725
Rite Aid Corp. 7.70% 2027	8,000	2,280
Rite Aid Corp. 6.875% 2028	2,300	656
Pilgrim’s Pride Corp. 7.625% 2015[10]	4,700	3,795
Delhaize Group 6.50% 2017	3,850	3,780
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,045	2,872
Elizabeth Arden, Inc. 7.75% 2014	3,150	2,362
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	1,988
		875,573

ENERGY — 1.52%
TransCanada PipeLines Ltd. 6.50% 2018	24,595	25,708
TransCanada PipeLines Ltd. 7.125% 2019	19,060	20,942
TransCanada PipeLines Ltd. 6.20% 2037	400	374
TransCanada PipeLines Ltd. 7.625% 2039	11,000	12,079
TransCanada PipeLines Ltd. 6.35% 2067[5]	82,635	52,960
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,6]	5,406	5,390
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	104	104
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4,6]	13,329	14,078
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[6]	4,325	4,568
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,6]	44,850	38,937
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	2,000	1,736
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,6]	55,650	42,797
Williams Companies, Inc. 3.208% 2010[4,5]	8,000	7,523
Williams Companies, Inc. 6.375% 2010[4]	4,700	4,656
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,414
Williams Companies, Inc. 7.125% 2011	38,750	39,158
Williams Companies, Inc. 8.125% 2012	14,810	15,180
Williams Companies, Inc. 8.75% 2020[4]	5,625	5,790
Williams Companies, Inc. 7.875% 2021	14,900	14,742
Williams Companies, Inc. 8.75% 2032	10,530	9,922
Southern Natural Gas Co. 5.90% 2017[4]	11,740	10,742
El Paso Natural Gas Co. 5.95% 2017	7,500	6,882
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	62,329
Gaz Capital SA 8.146% 2018[1,4]	3,250	2,763
Gaz Capital SA 6.51% 2022[4]	31,055	20,807
Gaz Capital SA, Series 9, 6.51% 2022	9,500	6,365
Gaz Capital SA 7.288% 2037[4]	21,575	14,671
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	4,624
Enbridge Energy Partners, LP 9.875% 2019	7,750	8,331
Enbridge Energy Partners, LP, Series B, 7.50% 2038	11,015	8,723
Enbridge Energy Partners, LP 8.05% 2077[5]	20,045	11,139
Energy Transfer Partners, LP 8.50% 2014	10,860	11,734
Energy Transfer Partners, LP 9.00% 2019	6,535	7,143
Energy Transfer Partners, LP 9.70% 2019	7,140	7,945
Enterprise Products Operating LP 4.95% 2010	2,400	2,404
Enterprise Products Operating LLC 5.65% 2013	10,000	9,451
Enterprise Products Operating LP 7.034% 2068[5]	23,695	14,949
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4,6]	24,432	20,157
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[6]	7,715	6,365
Premcor Refining Group Inc. 6.125% 2011	14,500	14,645
Premcor Refining Group Inc. 6.75% 2011	11,150	11,261
Drummond Co., Inc. 7.375% 2016[4]	35,305	25,773
Chevron Corp. 4.95% 2019	25,000	25,595
Shell International Finance B.V. 4.00% 2014	20,000	20,647
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,398
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	9,830
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	2,786
Kinder Morgan Energy Partners LP 9.00% 2019	4,910	5,343
Enbridge Inc. 5.60% 2017	20,400	17,788
ConocoPhillips 5.75% 2019	17,250	17,734
Sunoco, Inc. 4.875% 2014	5,310	4,681
Sunoco, Inc. 5.75% 2017	8,000	6,744
Qatar Petroleum 5.579% 2011[4,6]	11,112	11,295
StatoilHydro ASA 3.875% 2014	10,000	10,148
Rockies Express Pipeline LLC 6.85% 2018[4]	10,000	10,002
Pemex Project Funding Master Trust 5.75% 2018	4,500	4,095
Pemex Project Funding Master Trust 6.625% 2035	5,000	4,068
XTO Energy Inc. 6.25% 2017	7,750	7,776
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,031
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200	6,525
Petroplus Finance Ltd. 6.75% 2014[4]	3,750	3,112
Petroplus Finance Ltd. 7.00% 2017[4]	3,750	3,037
TEPPCO Partners LP 7.00% 2067[5]	8,055	4,381
PETRONAS Capital Ltd. 7.00% 2012[4]	4,000	4,362
Husky Energy Inc. 6.80% 2037	4,425	3,673
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[4,6]	2,430	2,427
TNK-BP Finance SA 7.50% 2016[4]	1,500	1,110
		812,849

UTILITIES — 1.51%
Edison Mission Energy 7.50% 2013	35,525	30,374
Edison Mission Energy 7.75% 2016	35,300	28,152
Midwest Generation, LLC, Series B, 8.56% 2016[6]	11,625	11,072
Edison Mission Energy 7.00% 2017	19,525	14,839
Edison Mission Energy 7.20% 2019	39,450	28,897
Homer City Funding LLC 8.734% 2026[6]	12,458	10,590
Edison Mission Energy 7.625% 2027	20,850	13,448
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500	6,126
AES Corp. 9.50% 2009	39,554	39,752
AES Corp. 9.375% 2010	4,802	4,850
AES Corp. 8.75% 2013[4]	34,656	35,176
AES Corp. 7.75% 2015	10,000	9,250
AES Red Oak, LLC, Series A, 8.54% 2019[6]	34,857	31,894
AES Red Oak, LLC, Series B, 9.20% 2029[6]	7,000	5,985
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.969% 2014[5,6,8]	19,231	13,152
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	111,144	63,630
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	41,665	23,853
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[5,9]	15,900	6,439
MidAmerican Energy Co. 4.65% 2014	3,200	3,274
MidAmerican Energy Co. 5.95% 2017	10,625	11,008
MidAmerican Energy Holdings Co. 5.75% 2018	25,320	25,233
PacifiCorp. 5.50% 2019	5,000	5,171
MidAmerican Energy Holdings Co. 6.125% 2036	10,150	8,831
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	2,738
Israel Electric Corp. Ltd. 7.95% 2011[4]	5,000	5,461
Israel Electric Corp. Ltd. 7.70% 2018[4]	6,500	6,542
Israel Electric Corp. Ltd. 7.25% 2019[4]	1,800	1,796
Israel Electric Corp. Ltd. 9.375% 2020[4]	30,215	33,955
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905	4,042
NRG Energy, Inc. 7.25% 2014	7,825	7,571
NRG Energy, Inc. 7.375% 2016	36,625	35,343
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,391
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500	7,637
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,345
Sierra Pacific Resources 8.625% 2014	2,725	2,739
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,495
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	13,142
Sierra Pacific Resources 6.75% 2017	3,000	2,711
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	27,850	28,558
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	6,000	7,045
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	28,337
Electricité de France SA 5.50% 2014[4]	15,000	16,082
Electricité de France SA 6.95% 2039[4]	8,000	8,462
Cilcorp Inc. 8.70% 2009	9,000	9,562
Union Electric Co. 5.40% 2016	8,000	7,402
Cilcorp Inc. 9.375% 2029	3,000	3,705
PSEG Power LLC 7.75% 2011	7,500	7,949
PSEG Power LLC 5.00% 2014	10,000	9,635
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000	1,000
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	9,250	8,513
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	4,000	3,685
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	7,750	5,894
E.ON International Finance BV 5.80% 2018[4]	18,085	18,024
Alabama Power Co., Series R, 4.70% 2010	1,250	1,287
Alabama Power Co., Series 2008-B, 5.80% 2013	4,500	4,858
Alabama Power Co., Series Q, 5.50% 2017	1,000	1,027
Alabama Power Co. 6.00% 2039	9,000	8,966
PG&E Corp. 5.75% 2014	9,000	9,244
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,027
Progress Energy, Inc. 6.05% 2014	4,500	4,698
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,186
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,101
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,773
Veolia Environnement 5.25% 2013	8,000	7,937
AES Panamá, SA 6.35% 2016[4]	4,500	3,940
Enersis SA 7.375% 2014	3,500	3,700
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,043
Intergen Power 9.00% 2017[4]	3,000	2,865
FPL Energy National Wind Portfolio, LLC 6.125% 2019[4,6]	1,572	1,378
		808,787

INFORMATION TECHNOLOGY — 1.44%
Electronic Data Systems Corp., Series B, 6.00% 2013[5]	100,425	107,511
Hewlett-Packard Co. 6.125% 2014	35,000	38,528
Hewlett-Packard Co. 5.50% 2018	9,500	9,976
Electronic Data Systems Corp. 7.45% 2029	6,555	7,194
NXP BV and NXP Funding LLC 3.881% 2013[5]	139,660	40,327
NXP BV and NXP Funding LLC 7.875% 2014	140,040	49,714
NXP BV and NXP Funding LLC 9.50% 2015	194,765	33,597
Jabil Circuit, Inc. 5.875% 2010	49,890	47,645
Jabil Circuit, Inc. 8.25% 2018	40,725	33,802
Sanmina-SCI Corp. 4.07% 2010[4,5]	1,732	1,680
Sanmina-SCI Corp. 6.75% 2013	32,435	18,488
Sanmina-SCI Corp. 4.07% 2014[4,5]	21,750	15,116
Sanmina-SCI Corp. 8.125% 2016	72,305	36,875
Freescale Semiconductor, Inc., Term Loan B, 2.259% 2013[5,6,8]	37,194	22,328
Freescale Semiconductor, Inc. 5.195% 2014[1,5]	8,300	2,376
Freescale Semiconductor, Inc. 8.875% 2014	8,625	2,976
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[6,8]	51,296	34,689
Freescale Semiconductor, Inc. 10.125% 2016	18,374	4,502
First Data Corp., Term Loan B2, 3.19% 2014[5,6,8]	57,514	42,025
First Data Corp. 9.875% 2015[4]	15,000	10,444
SunGard Data Systems Inc. 9.125% 2013	43,285	41,554
KLA-Tencor Corp. 6.90% 2018	50,500	39,702
National Semiconductor Corp. 6.15% 2012	20,250	18,251
National Semiconductor Corp. 6.60% 2017	7,250	5,692
Celestica Inc. 7.625% 2013	23,320	22,271
Ceridian Corp. 11.25% 2015	28,425	20,892
Cisco Systems, Inc. 4.95% 2019	20,000	20,395
Hughes Communications, Inc. 9.50% 2014	15,750	14,805
Nokia Corp. 5.375% 2019	9,400	9,453
Serena Software, Inc. 10.375% 2016	13,430	8,159
Sensata Technologies BV, Term Loan B, 2.804% 2013[5,6,8]	3,763	2,681
Sensata Technologies BV 8.00% 2014[5]	6,625	2,534
Western Union Co. 5.40% 2011	5,000	5,073
		771,255

ASSET-BACKED OBLIGATIONS[6] — 0.85%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	17,500	17,855
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500	25,361
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	14,686	13,932
Drive Auto Receivables Trust, Series 2006-2, Class A-3, National insured, 5.33% 2014[4]	18,954	17,306
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 0.851% 2014[4,5]	7,550	4,532
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	12,475	11,708
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.501% 2015[4,5]	17,000	13,292
Washington Mutual Master Note Trust, Series 2006-C2A, Class C-2, 0.951% 2015[4,5]	2,300	1,068
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, National insured, 5.55% 2014	12,000	8,811
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000	5,946
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000	12,994
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	5,613	5,223
CPS Auto Receivables Trust, Series 2006-B, Class A-4, National insured, 5.81% 2012[4]	2,646	2,311
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	10,000	8,390
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	10,000	8,090
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	1,907	1,853
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	23,250	21,231
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	10,180
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,513
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	20,000	15,992
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	14,192	4,841
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[4]	13,532	10,731
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.577% 2013[5]	18,000	14,375
American Express Issuance Trust, Series 2005-1, Class C, 0.781% 2011[5]	17,500	13,787
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	14,000	13,265
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	1,515	1,514
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	10,522
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044	11,167
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	9,918
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	9,408	9,401
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035[5]	10,903	8,717
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265	8,644
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.591% 2037[5]	6,804	2,537
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC-National insured, 0.601% 2037[5]	27,704	6,053
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	3,308	3,261
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	5,288	4,888
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 2.151% 2012[5]	3,600	3,367
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[4]	5,000	4,485
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[4]	2,663	2,625
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	4,976	4,825
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.851% 2013[5]	4,000	3,361
Capital One Multi-asset Execution Trust, Series 2006-1, Class C, 0.741% 2014[5]	2,000	1,399
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 2.701% 2016[5]	4,600	1,928
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.568% 2026[5]	4,829	1,799
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.568% 2029[5]	9,344	4,676
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	6,375	5,697
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	5,303	5,192
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	4,930	4,904
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[5]	2,652	498
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[5]	5,504	745
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.538% 2037[5]	23,792	1,548
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	14,185	2,096
SACO I Trust, Series 2006-7, Class A, 0.568% 2036[5]	20,265	2,835
SACO I Trust, Series 2006-12, Class I-A, 0.578% 2036[5]	11,571	1,923
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.058% 2035[5]	10,000	4,719
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	5,560	4,490
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	2,000	1,458
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	2,956
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 1.051% 2013[5]	5,000	4,235
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,410	3,313
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 1.038% 2033[5]	124	110
Residential Asset Securities Corp. Trust, Series 2006-KS3, Class M-2, 0.778% 2036[5]	10,000	519
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.188% 2034[5]	6,362	3,817
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC-National insured, 6.054% 2037[5]	5,000	1,611
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC-National insured, 6.193% 2037[5]	10,000	2,065
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[4,5]	3,580	3,421
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[1,4]	3,815	3,052
BA Credit Card Trust, Series 2007-2, Class C-2, 0.721% 2012[5]	3,315	3,014
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC-National insured, 5.753% 2027	9,720	2,935
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC-National insured, 5.63% 2036[5]	9,760	2,507
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.588% 2036[5]	10,000	2,247
First Franklin Mortgage Loan Trust, Series 2006-FFA, Class A-3, 0.558% 2026[5]	14,420	2,208
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[5]	2,800	1,576
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC-National insured, 5.05% 2011	1,396	1,387
Discover Card Master Trust I, Series 2007-2, Class B, 0.701% 2016[5]	3,269	1,321
NovaStar Mortgage Funding Trust, Series 2004-4, Class B-1, 2.138% 2035[5]	7,500	867
Long Beach Mortgage Loan Trust, Series 2006-A, Class A-1, 0.528% 2036[5]	15,964	698
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[5]	694	686
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.738% 2037[5]	3,639	297
		457,621

MATERIALS — 0.56%
International Paper Co. 7.40% 2014	12,500	11,292
International Paper Co. 7.95% 2018	36,545	31,841
International Paper Co. 8.70% 2038	5,000	3,734
ArcelorMittal 6.125% 2018	27,525	22,218
Nalco Co. 7.75% 2011	12,010	12,190
Nalco Co. 8.875% 2013	1,000	1,010
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	7,200	7,164
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,100	3,072
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,880	16,646
Georgia-Pacific Corp. 8.125% 2011	4,000	4,030
Georgia-Pacific Corp., First Lien Term Loan B, 3.293% 2012[5,6,8]	5,611	5,237
Georgia-Pacific LLC 8.25% 2016[4]	9,315	9,362
BHP Billiton Finance (USA) Ltd. 5.50% 2014	17,595	18,545
Owens-Illinois, Inc. 7.50% 2010	750	776
Owens-Brockway Glass Container Inc. 8.25% 2013	16,000	16,320
Domtar Corp. 5.375% 2013	2,350	1,833
Domtar Corp. 7.125% 2015	17,145	12,516
Rio Tinto Finance (USA) Ltd. 5.875% 2013	10,000	9,438
Rio Tinto Finance (USA) Ltd. 8.95% 2014	4,330	4,486
Graphic Packaging International, Inc. 8.50% 2011	13,975	13,730
Georgia Gulf Corp. 7.125% 2013	850	189
Georgia Gulf Corp. 9.50% 2014	52,970	11,786
Allegheny Technologies, Inc. 8.375% 2011	10,500	10,768
Stora Enso Oyj 6.404% 2016[4]	4,500	2,703
Stora Enso Oyj 7.25% 2036[4]	10,000	4,608
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	16,155	7,229
Metals USA Holdings Corp. 8.208% 2012[5,9]	8,491	4,076
Metals USA, Inc. 11.125% 2015	2,150	1,537
FMG Finance Pty Ltd. 10.625% 2016[4]	6,000	5,280
AMH Holdings, Inc. 11.25% 2014	12,905	5,033
Airgas, Inc. 6.25% 2014	1,400	1,362
Airgas, Inc. 7.125% 2018[4]	3,500	3,421
Weyerhaeuser Co. 7.375% 2032[3]	3,500	2,669
Weyerhaeuser Co. 6.875% 2033[3]	2,500	1,477
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[10]	2,675	575
Stone Container Corp. 8.375% 2012[10]	6,493	1,396
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[10]	3,630	708
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[10]	5,070	1,115
UPM-Kymmene Corp. 5.625% 2014[4]	4,550	3,280
Rohm and Haas Co. 5.60% 2013	3,325	3,155
E.I. du Pont de Nemours and Co. 5.00% 2013	3,025	3,140
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	2,835
AEP Industries Inc. 7.875% 2013	4,055	2,818
Arbermarle Corp. 5.10% 2015	2,570	2,135
Momentive Performance Materials Inc. 9.75% 2014	6,000	2,085
Plastipak Holdings, Inc. 8.50% 2015[4]	2,275	1,638
Corporación Nacional del Cobre de Chile 6.375% 2012[4]	1,500	1,571
C5 Capital (SPV) Ltd. 6.196% (undated)[4,5]	1,500	679
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	1,300	584
Smurfit Capital Funding PLC 7.50% 2025	2,175	1,245
Praxair, Inc. 4.375% 2014	1,000	1,034
Neenah Paper, Inc. 7.375% 2014	90	42
		297,613

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.20%
United Mexican States Government Global 6.375% 2013	14,765	15,762
United Mexican States Government Global 5.875% 2014	20,000	20,838
United Mexican States Government Global 11.375% 2016	9,118	12,218
United Mexican States Government Global 5.625% 2017	3,640	3,653
United Mexican States Government Global 6.75% 2034	7,740	7,554
United Mexican States Government Global 6.05% 2040	2,000	1,755
Russian Federation 8.25% 2010[6]	667	685
Russian Federation 7.50% 2030[6]	18,499	18,037
Brazil (Federal Republic of) Global 6.00% 2017	6,000	6,117
Brazil (Federal Republic of) Global 8.00% 2018[6]	3,200	3,472
State of Qatar 9.75% 2030	4,000	5,360
El Salvador (Republic of) 7.75% 2023	3,000	2,895
El Salvador (Republic of) 7.75% 2023[4]	1,250	1,206
El Salvador (Republic of) 7.65% 2035[4]	750	604
Banque Centrale de Tunisie 7.375% 2012	3,500	3,640
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,095
Corporación Andina de Fomento 5.75% 2017	2,000	1,672
Peru (Republic of) 7.125% 2019	1,080	1,177
		109,740

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	3,594	2,758
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,110	1,514
		4,272

MISCELLANEOUS — 0.04%
Other bonds & notes in initial period of acquisition		19,217

Total bonds & notes (cost: $22,358,969,000)		18,753,211

Short-term securities — 5.06%

Freddie Mac 0.19%–0.58% due 5/6–9/23/2009	758,304	757,976
U.S. Treasury Bills 0.155%–0.40% due 6/4–9/17/2009	658,600	658,422
Federal Home Loan Bank 0.16%–1.56% due 5/5–10/21/2009	362,700	362,522
Fannie Mae 0.28%–0.60% due 6/17–9/16/2009	265,750	265,609
Park Avenue Receivables Co., LLC 0.35%–0.50% due 5/6–5/19/2009[4]	109,726	109,706
Jupiter Securitization Co., LLC 0.15% due 5/1/2009[4]	50,000	50,000
General Electric Capital Corp., FDIC insured, 0.23%–0.45% due 6/24–7/30/2009	90,200	90,153
Chevron Funding Corp. 0.25% due 5/29/2009	50,000	49,990
Coca-Cola Co. 0.23% due 6/5/2009[4]	50,000	49,985
Pfizer Inc 0.22% due 7/14/2009[4]	50,000	49,974
Wal-Mart Stores Inc. 0.25%–0.55% due 6/16–9/21/2009[4]	48,700	48,631
Federal Farm Credit Banks 0.70% due 12/22/2009	44,600	44,467
Bank of America Corp., FDIC insured, 0.30% due 6/25/2009	37,100	37,084
NetJets Inc. 0.22% due 6/12/2009[4]	35,000	34,991
General Dynamics Corp. 0.25% due 5/13/2009[4]	25,000	24,998
Tennessee Valley Authority 0.23% due 6/11/2009	25,000	24,990
Merck & Co. Inc. 0.22% due 6/22/2009	24,200	24,191
Procter & Gamble International Funding S.C.A. 0.22% due 6/18/2009[4]	20,000	19,993

Total short-term securities (cost: $2,702,788,000)		2,703,682

Total investment securities (cost: $64,047,926,000)		52,930,921
Other assets less liabilities		540,792

Net assets		$53,471,713

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $8,253,642,000, which represented 15.44% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,742,246,000, which represented 7.00% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Index-linked bond whose principal amount moves with a government retail price index.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $669,700,000, which represented 1.25% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Step bond; coupon rate will increase at a later date.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended April 30, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/09 (000)

Waste Management, Inc.	19,150,500	6,235,000	—	25,385,500	$18,049	$677,031
WMX Technologies, Inc. 7.10% 2026	$10,125,000	—	—	$10,125,000	539	9,039
Waste Management, Inc. 7.375% 2019	—	$7,200,000	—	$7,200,000	94	7,314
Waste Management, Inc. 5.00% 2014	$7,000,000	—	—	$7,000,000	263	6,718
Waste Management, Inc. 6.50% 2008	$5,000,000	—	$5,000,000	—	6	—
Weyerhaeuser Co.	10,728,000	—	—	10,728,000	11,801	378,269
Weyerhaeuser Co. 7.375% 2032	$3,500,000	—	—	$3,500,000	194	2,669
Weyerhaeuser Co. 6.875% 2033	$2,500,000	—	—	$2,500,000	131	1,477
Microchip Technology Inc.	14,128,000	—	—	14,128,000	14,354	324,944
MeadWestvaco Corp.	11,500,696	—	—	11,500,696	5,290	180,101
Hospitality Properties Trust	4,500,000	1,500,000	—	6,000,000	3,965	73,440
Hospitality Properties Trust 6.75% 2013	$18,365,000	$24,665,000	$5,795,000	$37,235,000	2,188	29,872
Hospitality Properties Trust 6.70% 2018	$16,175,000	—	—	$16,175,000	816	11,444
Hospitality Properties Trust 6.85% 2012	—	$6,000,000	—	$6,000,000	371	4,883
Hospitality Properties Trust 6.30% 2016	$2,368,000	$3,687,000	—	$6,055,000	207	4,245
Hospitality Properties Trust 5.125% 2015	$2,160,000	$3,710,000	—	$5,870,000	220	4,173
Hospitality Properties Trust 5.625% 2017	$1,485,000	$3,530,000	—	$5,015,000	106	3,337
First Niagara Financial Group, Inc.	—	8,222,757	—	8,222,757	—	111,336
De La Rue PLC	—	8,406,271	2,506,553	5,899,718	32,532	83,532
De La Rue PLC, Class B	—	6,982,526	6,982,526	—	—	—
Macquarie Korea Infrastructure Fund	21,023,070	518,008	—	21,541,078	3,108	79,846
Alexandria Real Estate Equities, Inc.	—	2,000,000	—	2,000,000	1,571	72,960
Applied Industrial Technologies, Inc.	—	2,738,790	—	2,738,790	40	61,623
Clarent Hospital Corp.	484,684	—	—	484,684	—	24
Arthur J. Gallagher & Co.*	5,403,700	4,518,533	5,403,700	4,518,533	2,689	—
Goodman Fielder Ltd.*	67,000,000	—	67,000,000	—	5,717	—
Hershey Co.*	10,821,000	—	3,685,000	7,136,000	9,178	—
iStar Financial, Inc. 8.625% 2013*	$35,675,000	$2,542,000	$1,675,000	$36,542,000	2,608	—
iStar Financial, Inc.,
Series B, 5.125% 2011*	$15,000,000	$1,930,000	$16,930,000	—	752	—
iStar Financial, Inc. 5.375% 2010*	$14,010,000	—	$14,010,000	—	685	—
iStar Financial, Inc. 5.50% 2012*	$3,700,000	$4,000,000	$7,700,000	—	593	—
iStar Financial, Inc. 2.536% 2010*	$3,248,000	$3,500,000	$6,748,000	—	578	—
iStar Financial, Inc. 6.00% 2010*	$6,950,000	—	$6,950,000	—	488	—
iStar Financial, Inc.,
Series B, 1.66% 2009*	—	$2,420,000	$2,420,000	—	423	—
iStar Financial, Inc. 6.50% 2013*	$5,133,000	—	$133,000	$5,000,000	376	—
iStar Financial, Inc. 5.875% 2016*	—	$7,165,000	$7,165,000	—	359	—
iStar Financial, Inc. 5.65% 2011*	$3,418,000	$217,000	$3,635,000	—	301	—
iStar Financial, Inc. 5.15% 2012*	—	$3,400,000	$3,400,000	—	232	—
iStar Financial, Inc. 6.05% 2015*	$4,152,000	$460,000	$4,612,000	—	205	—
iStar Financial, Inc.,
Series B, 5.70% 2014*	$2,918,000	—	$2,918,000	—	173	—
iStar Financial, Inc.,
Series B, 5.95% 2013*	$808,000	—	$808,000	—	50	—
iStar Financial, Inc., Series F,
7.80% cumulative redeemable*	400,000	—	400,000	—	42	—
iStar Financial, Inc. 5.80% 2011*	—	$485,000	$485,000	—	40	—
iStar Financial, Inc.*	8,574,350	—	8,574,350	—	—	—
Lite-On Technology Corp.*	107,917,127	8,789,585	65,369,712	51,337,000	8,242	—
Polaris Industries Inc.*	1,707,000	—	1,707,000	—	—	—
					$129,576	$2,128,277
*Unaffiliated issuer at 4/30/2009.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2009 (dollars in thousands):

Investment securities

Level 1 – Quoted prices	$22,885,439
Level 2 – Other significant observable inputs	29,456,222	*
Level 3 – Significant unobservable inputs	589,260
Total	$52,930,921

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $7,167,519,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended April 30, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 8/1/2008	$13,973
Net purchases and sales	162,899
Net realized loss	(4,854)
Net unrealized depreciation	(12,374)
Net transfers into Level 3	429,616
Ending value at 4/30/2009	$589,260

Net unrealized depreciation during the period on Level 3 investment securities held at 4/30/2009	$(18,068)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,770,343
Gross unrealized depreciation on investment securities	(12,915,398)
Net unrealized depreciation on investment securities	(11,145,055)
Cost of investment securities for federal income tax purposes	64,075,976

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-906-0609O-S15805

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 26, 2009

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: June 26, 2009